UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
# Investment Grade Bond Fund

**Annual Report**
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12

Class A	0.74	5.97	5.21	0.74	33.65	66.23	3.28	3.19

Class B	–0.34	5.85	5.07	–0.34	32.88	63.96	2.68	2.59

Class C	3.67	6.17	4.91	3.67	34.88	61.53	2.69	2.59

Class I2,3	5.81	7.34	6.11	5.81	42.47	81.01	3.68	3.68

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class I the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	0.98	1.73	1.73	0.64
Gross (%)	1.00	1.75	1.75	0.64

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Investment Grade Bond Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B4	5-31-02	$16,396	$16,396	$17,438

Class C4	5-31-02	16,153	16,153	17,438

Class I2	5-31-02	18,101	18,101	17,438

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectus.

3 Class I shares were first offered on 7-28-03. The returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

4 No contingent deferred sales charge is applicable.

Annual report | Investment Grade Bond Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The year ended May 31, 2012 was a volatile one for the bond market. The summer of 2011 began with slowing economic growth in the U.S. and escalating sovereign debt problems in Europe. In August, the U.S. reached its debt ceiling limit, causing Standard & Poor’s to downgrade the country’s credit rating for the first time in history. However, U.S. Treasuries did not waiver as investors still sought their relative safety despite the downgrade. In the fall, the economic outlook began to improve, as job numbers picked up and the Consumer Price Index, a measure of inflation, steadily declined. An unusually warm winter drove continued strong growth in the first quarter of 2012, and Treasury yields moved higher (and their prices fell). The bond market shifted direction again in the spring, amid renewed worries over Europe’s sovereign debt problems and decelerating economic growth in the U.S. Once again, Treasury yields fell and Treasury bond prices rallied.

For the year ended May 31, 2012, John Hancock Investment Grade Bond Fund’s Class A shares returned 5.45%, excluding sales charges. This performance lagged the 7.12% advance of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. Our focus was on improving the income component of the Fund’s return because we thought 10-year Treasury yields were approaching all-time lows and that there would be little room for price appreciation. However, a sizable underweight in Treasuries hurt, as yields declined and the sector turned in the year’s strongest returns. An overweight in corporate bonds, with a bias toward financials and BBB-rated issues, also hindered relative results. An overweight in mortgage bonds also detracted, as the sector lagged Treasuries. However, the Fund benefited from favoring longer-maturity Treasury and mortgage bonds, which gained as long-term yields fell more than short-term yields. A small stake in long-maturity, taxable municipal bonds also aided performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal.

8	Investment Grade Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,051.60	$5.03

Class B	1,000.00	1,047.70	8.86

Class C	1,000.00	1,047.70	8.86

Class I	1,000.00	1,053.30	3.39

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Investment Grade Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.10	$4.95

Class B	1,000.00	1,016.40	8.72

Class C	1,000.00	1,016.40	8.72

Class I	1,000.00	1,021.70	3.34

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.73%, 1.73% and 0.66% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Investment Grade Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	35.0%	Capital Preferred Securities	1.5%

U.S. Government Agency	30.4%	Municipal Bonds	1.1%

Collateralized Mortgage Obligations	11.0%	Preferred Securities	0.4%

U.S. Government	10.1%	Foreign Government Obligations	0.1%

U.S. Government Agency		Short-Term Investments & Other	2.0%
Collateralized Mortgage Obligations	4.2%

Asset-Backed Securities	4.2%

Quality Composition[1,2]

U.S. Government Agency	30.4%	BBB	26.9%

U.S. Government	10.1%	BB	2.1%

U.S. Government Agency		B	1.4%
Collateralized Mortgage Obligations	4.2%
		CCC & Below	1.3%
AAA	5.1%
		Preferred Securities	0.4%
AA	4.6%
		Short-Term Investments & Other	2.0%
A	11.5%

1 As a percentage of net assets on 5-31-12.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Investment Grade Bond Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 40.5%				$82,544,471

(Cost $80,656,265)

U.S. Government 10.1%				20,680,994

U.S. Treasury
Bond	3.125	02-15-42	$3,360,000	3,688,648
Note	0.875	12-31-16	450,000	455,449
Note	0.875	04-30-17	240,000	242,644
Note	1.000	08-31-16	7,395,000	7,531,349
Note	1.375	09-30-18	745,000	766,419
Note	1.750	05-31-16	440,000	461,278
Note	1.750	05-15-22	6,700,000	6,810,965
Strips, PO	2.853	11-15-30	1,155,000	724,242

U.S. Government Agency 30.4%				61,863,477

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05-30-19	1,145,000	1,173,999
30 Yr Pass Thru	4.000	08-01-40	862,443	915,071
30 Yr Pass Thru	5.000	03-01-41	1,586,701	1,757,327
30 Yr Pass Thru	5.000	04-01-41	910,310	985,158
30 Yr Pass Thru	6.500	06-01-37	20,975	23,526
30 Yr Pass Thru	6.500	10-01-37	57,713	64,697
30 Yr Pass Thru	6.500	11-01-37	128,429	143,811
30 Yr Pass Thru	6.500	12-01-37	54,171	60,659
30 Yr Pass Thru	6.500	02-01-38	22,612	25,320
30 Yr Pass Thru	6.500	04-01-39	1,819,840	2,037,807
30 Yr Pass Thru	6.500	09-01-39	1,100,434	1,232,235

Federal National Mortgage Association
30 Yr Pass Thru	3.500	06-01-42	2,900,000	3,055,901
30 Yr Pass Thru	4.000	10-01-40	3,417,865	3,682,235
30 Yr Pass Thru	4.000	09-01-41	7,773,339	8,408,613
30 Yr Pass Thru	4.000	09-01-41	1,923,953	2,072,771
30 Yr Pass Thru	4.000	09-01-41	2,550,314	2,741,205
30 Yr Pass Thru	4.000	10-01-41	118,137	127,349
30 Yr Pass Thru	4.000	11-01-41	118,033	125,761
30 Yr Pass Thru	4.000	12-01-41	972,567	1,045,971
30 Yr Pass Thru	4.500	12-01-40	1,523,689	1,633,471
30 Yr Pass Thru	4.500	06-01-41	3,519,706	3,828,296
30 Yr Pass Thru	4.500	07-01-41	1,585,688	1,724,714
30 Yr Pass Thru	5.000	11-01-33	850,734	922,346
30 Yr Pass Thru	5.000	09-01-40	2,521,279	2,740,995
30 Yr Pass Thru	5.000	02-01-41	1,411,844	1,534,878
30 Yr Pass Thru	5.000	03-01-41	2,947,236	3,206,835
30 Yr Pass Thru	5.000	04-01-41	573,352	637,471
30 Yr Pass Thru	5.000	05-01-41	3,261,823	3,549,131

12	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	5.500	09-01-34	$1,861,714	$2,041,999
30 Yr Pass Thru	5.500	02-01-36	2,362,925	2,587,685
30 Yr Pass Thru (P)	5.850	03-01-14	725	770
30 Yr Pass Thru (P)	5.850	06-01-14	4,380	4,652
30 Yr Pass Thru	6.000	02-01-37	1,135,402	1,252,380
30 Yr Pass Thru	6.000	05-01-37	1,264,434	1,394,508
30 Yr Pass Thru	6.000	06-01-40	1,125,935	1,238,595
30 Yr Pass Thru	6.500	09-01-37	373,597	420,868
30 Yr Pass Thru	6.500	01-01-39	2,312,339	2,600,583
30 Yr Pass Thru	6.500	03-01-39	104,080	117,282
30 Yr Pass Thru	6.500	06-01-39	661,265	744,728

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	1,839	1,874

Corporate Bonds 35.0%				$71,160,565

(Cost $66,998,869)

Consumer Discretionary 3.0%				6,108,561

Auto Components 0.1%

BorgWarner, Inc.	5.750	11-01-16	$230,000	261,385

Automobiles 0.5%

Ford Motor Credit Company LLC	5.000	05-15-18	260,000	284,165

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	185,000	195,415

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	270,000	295,236

Kia Motors Corp. (S)	3.625	06-14-16	195,000	200,992

Hotels, Restaurants & Leisure 0.1%

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	315,000	315,731

Internet & Catalog Retail 0.2%

Expedia, Inc.	5.950	08-15-20	385,000	408,249

Media 1.6%

CBS Corp.	7.875	07-30-30	560,000	747,570

Grupo Televisa SAB	6.625	01-15-40	205,000	245,940

News America, Inc.	6.150	03-01-37	110,000	124,325

News America, Inc.	6.150	02-15-41	195,000	224,141

News America, Inc.	6.400	12-15-35	110,000	125,401

News America, Inc.	9.500	07-15-24	600,000	819,803

The Interpublic Group of Companies, Inc.	10.000	07-15-17	278,000	313,445

Time Warner Cable, Inc.	6.750	07-01-18	330,000	400,016

UBM PLC (S)	5.750	11-03-20	180,000	185,430

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	359,000	386,288

Specialty Retail 0.3%

Best Buy Company, Inc.	6.750	07-15-13	550,000	575,029

Consumer Staples 0.7%				1,490,099

Beverages 0.1%

Pernod-Ricard SA (S)	2.950	01-15-17	220,000	222,728

See notes to financial statements	Annual report | Investment Grade Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Food & Staples Retailing 0.4%

Safeway, Inc.	3.400	12-01-16	$590,000	$601,533

Safeway, Inc.	7.250	02-01-31	175,000	196,232

Food Products 0.1%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	285,000	362,892

Tobacco 0.1%

Lorillard Tobacco Company	6.875	05-01-20	90,000	106,714

Energy 3.7%				7,437,158

Energy Equipment & Services 0.1%

Weatherford International, Inc.	6.800	06-15-37	90,000	102,234

Gas Utilities 0.2%

DCP Midstream LLC (S)	9.750	03-15-19	375,000	489,634

Oil, Gas & Consumable Fuels 3.4%

Anadarko Petroleum Corp.	5.750	06-15-14	502,000	541,140

Energy Transfer Partners LP	5.200	02-01-22	110,000	116,368

Energy Transfer Partners LP	5.950	02-01-15	370,000	404,103

Energy Transfer Partners LP	9.700	03-15-19	340,000	441,099

Enterprise Products Operating LLC	6.500	01-31-19	535,000	648,941

Enterprise Products Operating LLC	6.650	04-15-18	565,000	679,367

Kerr-McGee Corp.	6.950	07-01-24	460,000	571,383

Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	144,375

Marathon Petroleum Corp.	6.500	03-01-41	155,000	172,358

NuStar Logistics LP	7.650	04-15-18	305,000	357,038

ONEOK Partners LP	6.150	10-01-16	295,000	343,286

Petrohawk Energy Corp.	6.250	06-01-19	470,000	534,996

Petroleos Mexicanos (S)	4.875	01-24-22	225,000	236,250

Spectra Energy Capital LLC	5.668	08-15-14	230,000	249,072

Spectra Energy Capital LLC	6.200	04-15-18	285,000	335,313

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	445,000	457,169

Williams Partners LP	7.250	02-01-17	510,000	613,032

Financials 17.6%				35,822,601

Capital Markets 2.4%

Credit Suisse New York	4.375	08-05-20	205,000	217,488

Jefferies Group, Inc.	6.875	04-15-21	530,000	511,450

Jefferies Group, Inc.	8.500	07-15-19	105,000	111,300

Macquarie Bank, Ltd. (S)	6.625	04-07-21	305,000	306,684

Macquarie Group, Ltd. (S)	6.000	01-14-20	225,000	225,516

Morgan Stanley	5.550	04-27-17	630,000	616,471

Morgan Stanley	5.750	01-25-21	480,000	452,811

Morgan Stanley	7.300	05-13-19	315,000	326,744

TD Ameritrade Holding Corp.	4.150	12-01-14	400,000	423,120

The Goldman Sachs Group, Inc.	3.625	02-07-16	165,000	162,556

The Goldman Sachs Group, Inc.	3.700	08-01-15	235,000	233,140

The Goldman Sachs Group, Inc.	6.150	04-01-18	545,000	569,229

The Goldman Sachs Group, Inc.	6.750	10-01-37	805,000	793,661

14	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks 4.0%

Abbey National Treasury Services PLC	4.000	04-27-16	$430,000	$418,907

Banco de Credito del Peru (S)	4.750	03-16-16	205,000	209,613

Barclays Bank PLC	5.140	10-14-20	205,000	196,451

Barclays Bank PLC	5.200	07-10-14	650,000	684,042

Barclays Bank PLC (S)	6.050	12-04-17	175,000	175,631

Barclays Bank PLC (S)	10.179	06-12-21	210,000	245,894

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	157,000	152,295

First Horizon National Corp.	5.375	12-15-15	845,000	897,200

ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	297,630

Lloyds TSB Bank PLC	6.375	01-21-21	470,000	507,288

National Australia Bank	2.750	03-09-17	485,000	486,886

Nordea Bank AB (S)	3.125	03-20-17	540,000	543,816

Regions Financial Corp.	7.750	11-10-14	290,000	315,375

Santander Holdings USA, Inc.	4.625	04-19-16	70,000	68,166

Sberbank of Russia (S)	6.125	02-07-22	300,000	307,317

SunTrust Banks, Inc.	3.500	01-20-17	575,000	593,293

Svenska Handelsbanken AB	2.875	04-04-17	410,000	415,601

U.S. Bancorp	3.442	02-01-16	500,000	517,019

Wachovia Bank NA	5.850	02-01-37	235,000	268,681

Wachovia Corp.	5.250	08-01-14	500,000	534,695

Wachovia Corp.	5.750	06-15-17	290,000	336,468

Consumer Finance 0.9%

American Express Company	7.000	03-19-18	80,000	98,500

Capital One Financial Corp.	6.150	09-01-16	415,000	464,857

Capital One Financial Corp.	6.250	11-15-13	520,000	552,179

Discover Bank	7.000	04-15-20	280,000	327,513

Discover Financial Services (S)	5.200	04-27-22	375,000	398,221

Diversified Financial Services 3.9%

Bank of America Corp.	5.700	01-24-22	335,000	356,160

Bank of America Corp.	6.500	08-01-16	200,000	216,630

Bank of America NA	5.300	03-15-17	95,000	96,748

Bank of America NA	6.000	10-15-36	250,000	245,676

Citigroup, Inc.	5.850	12-11-34	340,000	357,650

Citigroup, Inc.	6.125	11-21-17	610,000	660,208

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375	01-19-17	220,000	225,521

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	904,000	1,127,740

General Electric Capital Corp. (P)	0.947	08-15-36	360,000	264,348

General Electric Capital Corp.	4.375	09-16-20	220,000	237,501

General Electric Capital Corp.	5.625	05-01-18	510,000	579,816

General Electric Capital Corp.	5.875	01-14-38	70,000	79,814

General Electric Capital Corp.	6.000	08-07-19	245,000	287,783

JPMorgan Chase & Company	6.000	01-15-18	800,000	898,370

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	390,000	422,939

Merrill Lynch & Company, Inc.	6.875	04-25-18	510,000	560,624

See notes to financial statements	Annual report | Investment Grade Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Merrill Lynch & Company, Inc.	7.750	05-14-38	$410,000	$467,206

The Bear Stearns Companies LLC	7.250	02-01-18	435,000	513,076

USB Realty Corp. (P)(Q)(S)	1.614	01-15-17	300,000	227,391

Insurance 3.7%

Aflac, Inc.	8.500	05-15-19	285,000	377,130

American International Group, Inc.	3.800	03-22-17	180,000	182,741

American International Group, Inc.	8.250	08-15-18	175,000	210,515

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	280,000	215,600

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	300,000	304,500

CNA Financial Corp.	5.850	12-15-14	355,000	381,999

CNA Financial Corp.	6.500	08-15-16	165,000	186,467

CNA Financial Corp.	7.250	11-15-23	420,000	481,024

Hartford Financial Services Group, Inc.	5.125	04-15-22	305,000	311,007

Hartford Financial Services Group, Inc.	6.300	03-15-18	280,000	307,428

Hartford Financial Services Group, Inc.	6.625	03-30-40	155,000	161,616

Liberty Mutual Group, Inc. (S)	4.950	05-01-22	128,000	127,797

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	345,000	355,834

Lincoln National Corp.	8.750	07-01-19	240,000	305,026

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	365,000	330,325

Prudential Covered Trust 2012-1 (S)	2.997	09-30-15	620,000	629,784

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	585,000	769,641

The Hanover Insurance Group, Inc.	6.375	06-15-21	95,000	104,693

Unum Group	7.125	09-30-16	275,000	315,668

UnumProvident Finance Company PLC (S)	6.850	11-15-15	380,000	426,232

W.R. Berkley Corp.	5.600	05-15-15	230,000	248,090

Willis Group Holdings PLC	5.750	03-15-21	410,000	454,003

Willis North America, Inc.	7.000	09-29-19	305,000	361,039

Real Estate Investment Trusts 2.6%

Alexandria Real Estate Equities, Inc.	4.600	04-01-22	155,000	159,588

BioMed Realty LP	6.125	04-15-20	80,000	91,360

Boston Properties LP	3.700	11-15-18	150,000	156,718

Boston Properties LP	3.850	02-01-23	125,000	125,685

Brandywine Operating Partnership LP	7.500	05-15-15	255,000	284,749

CommonWealth REIT	6.650	01-15-18	330,000	358,146

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	510,000	536,543

HCP, Inc.	6.300	09-15-16	215,000	243,347

Health Care REIT, Inc.	4.950	01-15-21	155,000	164,240

Health Care REIT, Inc.	6.125	04-15-20	420,000	475,131

Health Care REIT, Inc.	6.200	06-01-16	245,000	271,428

Healthcare Realty Trust, Inc.	6.500	01-17-17	345,000	378,543

ProLogis LP	4.500	08-15-17	45,000	47,311

ProLogis LP	6.250	03-15-17	385,000	432,771

ProLogis LP	7.625	08-15-14	200,000	220,406

Ventas Realty LP	4.750	06-01-21	535,000	559,546

16	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Vornado Realty LP	4.250	04-01-15	$440,000	$462,589

WEA Finance LLC (S)	6.750	09-02-19	215,000	256,008

Real Estate Management & Development 0.1%

Ventas Realty LP	4.000	04-30-19	255,000	261,424

Health Care 0.4%				839,206

Health Care Providers & Services 0.2%

Medco Health Solutions, Inc.	7.125	03-15-18	385,000	477,600

Pharmaceuticals 0.2%

Hospira, Inc.	6.050	03-30-17	320,000	361,606

Industrials 2.6%				5,319,083

Aerospace & Defense 0.5%

Embraer Overseas, Ltd.	6.375	01-15-20	340,000	374,000

Textron, Inc.	5.600	12-01-17	340,000	375,160

Textron, Inc.	7.250	10-01-19	215,000	254,758

Airlines 1.2%

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	243,694	260,460

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	100,321	106,470

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	117,777	126,316

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	351,121	380,966

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	102,978	107,869

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	542,371	588,473

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	143,885	155,756

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	251,347	266,428

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	110,156	114,562

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	247,409	263,491

US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A	5.900	10-01-24	135,000	137,194

Building Products 0.3%

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	285,000	307,088

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	285,000	306,375

Commercial Services & Supplies 0.2%

International Lease Finance Corp. (S)	7.125	09-01-18	220,000	242,000

Waste Management, Inc.	2.600	09-01-16	165,000	171,514

Industrial Conglomerates 0.2%

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	210,000	216,825

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	120,000	121,500

See notes to financial statements	Annual report | Investment Grade Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Road & Rail 0.2%

Penske Truck Leasing Company LP (S)	3.750	05-11-17	$355,000	$358,790

Trading Companies & Distributors 0.0%

Air Lease Corp. (S)	5.625	04-01-17	85,000	83,088

Information Technology 0.4%				872,278

Computers & Peripherals 0.1%

Hewlett-Packard Company	4.375	09-15-21	225,000	228,506

IT Services 0.2%

Fiserv, Inc.	6.800	11-20-17	400,000	482,438

Office Electronics 0.1%

Xerox Corp.	2.950	03-15-17	160,000	161,334

Materials 2.1%				4,222,629

Chemicals 0.8%

Braskem America Finance Company (S)	7.125	07-22-41	200,000	195,500

Braskem Finance, Ltd. (S)	7.000	05-07-20	655,000	704,125

CF Industries, Inc.	6.875	05-01-18	130,000	154,700

CF Industries, Inc.	7.125	05-01-20	180,000	217,800

Eastman Chemical Company	3.600	08-15-22	215,000	214,485

Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	237,674

Metals & Mining 0.8%

Alcoa, Inc.	5.400	04-15-21	495,000	510,791

Allegheny Technologies, Inc.	5.950	01-15-21	100,000	112,762

Allegheny Technologies, Inc.	9.375	06-01-19	205,000	262,940

ArcelorMittal	9.850	06-01-19	240,000	284,290

Teck Resources, Ltd.	10.750	05-15-19	75,000	91,182

Vale Overseas, Ltd.	6.875	11-10-39	245,000	282,910

Paper & Forest Products 0.5%

Georgia-Pacific LLC	7.250	06-01-28	130,000	159,707

International Paper Company	7.950	06-15-18	360,000	452,345

International Paper Company	9.375	05-15-19	255,000	341,418

Telecommunication Services 2.3%				4,656,212

Diversified Telecommunication Services 2.1%

American Tower Corp.	4.700	03-15-22	320,000	332,441

BellSouth Corp.	6.550	06-15-34	250,000	296,632

BellSouth Telecommunications, Inc.	6.300	12-15-15	230,309	243,564

CenturyLink, Inc.	6.450	06-15-21	190,000	196,960

CenturyLink, Inc.	7.600	09-15-39	190,000	181,240

Crown Castle Towers LLC (S)	4.883	08-15-20	530,000	581,358

Crown Castle Towers LLC (S)	6.113	01-15-20	420,000	491,090

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	520,000	544,730

GTP Towers Issuer LLC (S)	4.436	02-15-15	305,000	318,359

Qwest Communications International, Inc.	8.000	10-01-15	220,000	232,389

Telecom Italia Capital SA	6.999	06-04-18	250,000	249,063

Telecom Italia Capital SA	7.200	07-18-36	220,000	188,100

Telefonica Emisiones SAU	2.582	04-26-13	500,000	493,165

18	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Wireless Telecommunication Services 0.2%

SBA Tower Trust (S)	5.101	04-17-17	$280,000	$307,121

Utilities 2.2%				4,392,738

Electric Utilities 1.1%

Beaver Valley II Funding	9.000	06-01-17	546,000	566,175

Comision Federal de Electricidad (S)	4.875	05-26-21	195,000	204,263

Commonwealth Edison Company	5.800	03-15-18	330,000	399,857

FPL Energy National Wind LLC (S)	5.608	03-10-24	144,563	144,119

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	400,000	410,110

PNPP II Funding Corp.	9.120	05-30-16	96,000	102,693

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	220,000	231,539

W3A Funding Corp.	8.090	01-02-17	175,377	175,689

Independent Power Producers & Energy Traders 0.3%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	380,000	413,930

Exelon Generation Company LLC	6.250	10-01-39	135,000	161,191

Multi-Utilities 0.8%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	550,000	550,000

NiSource Finance Corp.	5.400	07-15-14	400,000	433,547

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	585,000	599,625

Municipal Bonds 1.1%				$2,291,427

(Cost $1,851,154)
State of California	7.600	11-01-40	170,000	223,103

State of Illinois	5.100	06-01-33	195,000	184,474

University of Texas	4.794	08-15-46	1,500,000	1,883,850

Collateralized Mortgage Obligations 15.2%				$30,866,059

(Cost $30,383,731)

Commercial & Residential 11.0%				22,278,556

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	450,000	473,267
Series 2007-1A, Class D (S)	5.957	04-15-37	420,000	440,062

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.954	05-10-45	355,000	377,452
Series 2006-4, Class AM	5.675	07-10-46	675,000	698,488
Series 2006-3, Class A4 (P)	5.889	07-10-44	620,000	696,257

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.589	01-25-35	425,558	371,512

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	320,000	107,576

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.213	07-15-44	185,000	153,357

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.006	12-10-49	820,000	943,349
Series 2012-LC4, Class B (P)	4.934	12-10-44	290,000	301,330
Series 2012-LC4, Class C (P)	5.649	12-10-44	230,000	218,997

See notes to financial statements	Annual report | Investment Grade Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09-20-46	$5,044,112	$317,275

Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11-05-27	410,000	415,722

Fontainebleau Resorts LLC
Series 2012-FBLU, Class C (S)	4.270	05-05-27	245,000	248,339
Series 2012-FBLU, Class D (S)	5.007	05-05-27	365,000	375,385

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.191	08-19-34	479,801	452,312

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07-10-38	530,000	543,260
Series 2007-GG9, Class C (P)	5.554	03-10-39	230,000	49,307

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09-25-35	446,635	408,696
Series 2004-9, Class B1 (P)	3.183	08-25-34	296,238	124,156
Series 2006-AR1, Class 3A1 (P)	4.998	01-25-36	473,463	392,511

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.002	08-19-45	1,754,003	85,773
Series 2005-2, Class IX IO	2.182	05-19-35	8,311,099	467,499
Series 2005-8, Class 1X IO	2.140	09-19-35	2,117,246	100,707

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	197	16
Series 2005-AR18, Class 1X IO	2.024	10-25-36	4,427,737	285,323
Series 2005-AR18, Class 2X IO	1.679	10-25-36	5,768,190	269,894

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.240	12-15-44	930,000	1,003,013
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	565,000	596,460
Series 2007-CB18, Class A4	5.440	06-12-47	875,000	971,296
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	1,000,000	1,053,687

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	765,000	807,070
Series 2007-C1, Class AM	5.455	02-15-40	640,000	647,945
Series 2006-C4, Class A4 (P)	5.870	06-15-38	620,000	700,217
Series 2007-C2, Class A3	5.430	02-15-40	870,000	952,418

Merrill Lynch Mortgage Trust
Series 2006-2, Class A4 (P)	5.899	06-12-46	735,000	827,509

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.532	10-25-36	468,838	426,290
Series 2007-3, Class M1 (P)	5.141	09-25-37	131,690	67,667
Series 2007-3, Class M2 (P)	5.141	09-25-37	50,670	4,788
Series 2007-3, Class M3 (P)	5.141	09-25-37	29,805	1,417

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	515,000	534,705
Series 2007-IQ13, Class A4	5.364	03-15-44	780,000	867,972
Series 2008-HQ8, Class AM (P)	5.468	03-12-44	705,000	742,174

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.905	03-25-33	223,197	135,164

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.890	03-25-44	498,893	463,450

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	320,000	331,921
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	215,000	210,813

20	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.363	11-25-34	$6,861,645	$305,199
Series 2005-AR1, Class X IO	1.446	01-25-45	10,593,845	516,637
Series 2005-AR19, Class B1 (P)	0.939	12-25-45	277,816	40,055
Series 2005-AR8, Class X IO	1.571	07-25-45	8,922,471	429,541

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.591	04-25-35	356,968	323,326

U.S. Government Agency 4.2%				8,587,503

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	325,757	45,586
Series 3623, Class LI IO	4.500	01-15-25	293,117	21,635
Series 3630, Class BI IO	4.000	05-15-27	183,409	7,795
Series 3794, Class PI IO	4.500	02-15-38	611,750	67,142
Series 3833, Class LI IO	1.993	10-15-40	2,934,347	196,033
Series 3956, Class DJ	3.250	10-15-36	1,848,604	1,905,327
Series 4030, Class BI IO	5.000	01-15-42	629,210	117,643
Series K017, Class X1 IO	1.460	12-25-21	1,672,646	172,383
Series K018, Class X1 IO	1.615	01-25-22	2,910,000	303,376
Series K707, Class X1 IO	1.560	12-25-18	1,969,382	168,006
Series K708, Class X1 IO	1.513	01-25-19	4,470,000	365,668

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	474,681	42,140
Series 2009-50, Class GI IO	5.000	05-25-39	844,116	92,968
Series 2009-78, Class IB IO	5.000	06-25-39	1,140,537	122,453
Series 2010-14, Class AI IO	4.000	08-25-27	526,289	25,068
Series 2010-3, Class LI IO	5.000	02-25-25	4,141,631	360,546
Series 2010-36, Class BI IO	4.000	03-25-28	534,014	28,072
Series 2010-68, Class CI IO	5.000	11-25-38	765,587	87,937
Series 2011-146, Class MA	3.500	08-25-41	1,005,829	1,047,304
Series 2012-19, Class JA	3.500	03-25-41	1,579,560	1,649,852
Series 3908, Class PA	4.000	06-15-39	586,894	635,769
Series 398, Class C3 IO	4.500	05-25-39	598,705	66,314
Series 401, Class C2 IO	4.500	06-25-39	407,669	44,286
Series 402, Class 3 IO	4.000	11-25-39	550,050	66,134
Series 402, Class 4 IO	4.000	10-25-39	937,898	102,218
Series 402, Class 7 IO	4.500	11-25-39	865,769	104,229
Series 407, Class 15 IO	5.000	01-25-40	777,368	123,597
Series 407, Class 16 IO	5.000	01-25-40	178,090	23,252
Series 407, Class 17 IO	5.000	01-25-40	160,045	23,850
Series 407, Class 21 IO	5.000	01-25-39	628,699	73,229
Series 407, Class 7 IO	5.000	03-25-41	556,843	97,799
Series 407, Class 8 IO	5.000	03-25-41	265,148	40,916
Series 407, Class C6 IO	5.500	01-25-40	1,617,957	279,905

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	961,665	79,071

Asset Backed Securities 4.2%				$8,541,827

(Cost $8,631,091)

Asset Backed Securities 4.2%				8,541,827

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.599	09-25-34	$252,155	227,960

Ameriquest Mortgage Securities, Inc. (P)
Series 2005-R1, Class M1	0.689	03-25-35	370,000	344,507

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.659	03-25-35	297,046	232,118

See notes to financial statements	Annual report | Investment Grade Bond Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.589	02-28-41	$210,776	$184,207

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.479	07-25-36	374,650	302,650

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.689	05-25-35	260,000	234,664
Series 2006-NC4, Class A5 (P)	0.299	10-25-36	82,129	53,013

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.389	10-25-36	336,873	318,220

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.679	04-25-36	457,224	405,625

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	891,644	928,916

FUEL Trust
Series 2011-1 (P)(S)	4.207	04-15-16	475,000	497,297

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.719	11-25-35	355,000	303,685

Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.239	12-15-20	378,269	378,269
Series 2010-A, Class D (P)(S)	10.239	12-15-20	281,954	281,954

Leaf II Receivables Funding LLC
Series 2011-1, Class A (P)(S)	1.700	12-20-18	126,950	125,110

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.939	08-25-37	302,451	268,599

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.609	09-25-36	415,000	366,947
Series 2005-WMC1, Class M1 (P)	0.989	09-25-35	152,899	146,341

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.689	03-25-35	240,000	173,372
Series 2005-3, Class M1 (P)	0.719	07-25-35	195,000	181,892

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.319	03-25-35	480,000	457,117

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.869	02-25-35	550,000	474,892
Series 2005-WCH1, Class M2 (P)	0.759	01-25-36	601,835	558,865

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.819	01-25-35	385,000	338,603

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3 (P)	4.499	08-25-35	52,066	49,854
Series 2005-2, Class AF4 (P)	4.934	08-25-35	420,000	326,862

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	363,750	380,288

Foreign Government Obligations 0.1%				$231,323

(Cost $219,146)

South Korea 0.1%				231,323
Korea Development Bank	4.000	09-09-16	$220,000	231,323

22	Investment Grade Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Capital Preferred Securities 1.5%				$3,150,942

(Cost $3,130,775)

Financials 1.5%				3,150,942

Capital Markets 0.5%

State Street Capital Trust III (P)(Q)	5.458	07-31-12	$565,000	567,113

State Street Capital Trust IV (P)	1.468	06-15-37	695,000	506,827

Commercial Banks 0.6%

Allfirst Preferred Capital Trust (P)	1.967	07-15-29	205,000	154,252

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	495,000	485,100

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	135,000	139,732

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	530,000	541,649

Insurance 0.4%

Aon Corp.	8.205	01-01-27	205,000	245,369

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68	250,000	297,500

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	220,000	213,400

			Shares	Value
Preferred Securities 0.4%				$716,776

(Cost $694,375)

Financials 0.4%				716,776

Commercial Banks 0.4%

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%)			15,450	397,065

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			12,325	319,711

			Par value	Value
Short-Term Investments 2.0%				$4,000,000

(Cost $4,000,000)

Repurchase Agreement 2.0%				4,000,000
Repurchase Agreement with State Street Corp. dated 5-31-12 at
0.010% to be repurchased at $4,000,001 on 6-1-12, collateralized by $4,080,000 Federal Home Loan Bank, 0.280% due 8-2-13
(valued at $4,083,827, including interest)			$4,000,000	4,000,000

Total investments (Cost $196,565,406)† 100.0%				$203,503,390

Other assets and liabilities, net 0.0%				$63,421

Total net assets 100.0%				$203,566,811

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Investment Grade Bond Fund	23

Notes to Schedule of Investments

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — Principal Tranche of Stripped Security. Rate shown is the annualized yield on date of purchase.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,082,845 or 10.8% of the Fund’s net assets as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $197,102,586. Net unrealized appreciation aggregated $6,400,804, of which $9,581,319 related to appreciated investment securities and $3,180,515 related to depreciated investment securities.

24	Investment Grade Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $196,565,406)	$203,503,390
Cash	1,135,244
Receivable for investments sold	751,505
Receivable for delayed delivery securities sold	116,931
Receivable for fund shares sold	1,010,889
Dividends and interest receivable	1,648,397
Receivable due from adviser	1,690
Other receivables and prepaid expenses	61,350

Total assets	208,229,396

Liabilities

Payable for investments purchased	980,462
Payable for delayed delivery securities purchased	3,164,045
Payable for fund shares repurchased	311,541
Distributions payable	77,187
Payable to affiliates
Accounting and legal services fees	4,324
Transfer agent fees	33,706
Distribution and service fees	37,211
Trustees’ fees	14,934
Other liabilities and accrued expenses	39,175

Total liabilities	4,662,585

Net assets

Paid-in capital	$196,702,344
Undistributed net investment income	212,521
Accumulated net realized gain (loss) on investments and futures contracts	(286,038)
Net unrealized appreciation (depreciation) on investments	6,937,984

Net assets	$203,566,811

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($149,750,186 ÷ 14,098,815 shares)	$10.62
Class B ($10,435,692 ÷ 982,347 shares)[1]	$10.62
Class C ($34,171,881 ÷ 3,216,674 shares)[1]	$10.62
Class I ($9,209,052 ÷ 866,913 shares)	$10.62

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.12

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Investment Grade Bond Fund	25

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,169,669
Dividends	4,937
Securities lending	620
Less foreign taxes withheld	(493)

Total investment income	8,174,733

Expenses

Investment management fees	766,420
Distribution and service fees	756,631
Accounting and legal services fees	40,155
Transfer agent fees	381,418
Trustees’ fees	15,511
State registration fees	79,044
Printing and postage	32,624
Professional fees	45,568
Custodian fees	31,028
Registration and filing fees	26,652
Other	14,609

Total expenses	2,189,660
Less expense reductions	(42,920)

Net expenses	2,146,740

Net investment income	6,027,993

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,855,975
Investments in affiliated issuers	130
Futures contracts	(168,804)
2,687,301
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,563,778
Investments in affiliated issuers	(80)
Futures contracts	29,117
1,592,815
Net realized and unrealized gain	4,280,116

Increase in net assets from operations	$10,308,109

26	Investment Grade Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$6,027,993	$5,880,991
Net realized gain	2,687,301	3,932,324
Change in net unrealized appreciation (depreciation)	1,592,815	4,064,680

Increase in net assets resulting from operations	10,308,109	13,877,995

Distributions to shareholders
From net investment income
Class A	(5,523,990)	(5,303,909)
Class B	(283,854)	(287,216)
Class C	(972,215)	(864,633)
Class I	(386,262)	(209,313)
From net realized gain
Class A	(153,356)	—
Class B	(9,899)	—
Class C	(35,809)	—
Class I	(11,361)	—

Total distributions	(7,376,746)	(6,665,071)

From Fund share transactions	42,424,031	(3,635,669)

Total increase	45,355,394	3,577,255

Net assets

Beginning of year	158,211,417	154,634,162

End of year	$203,566,811	$158,211,417

Undistributed net investment income	$212,521	$280,566

See notes to financial statements	Annual report | Investment Grade Bond Fund	27

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[1]	0.34	0.39	0.51	0.49	0.49
Net realized and unrealized gain (loss) on investments	0.22	0.52	1.07	(0.58)	(0.13)
Total from investment operations	0.56	0.91	1.58	(0.09)	0.36
Less distributions
From net investment income	(0.41)	(0.44)	(0.52)	(0.49)	(0.50)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.42)	(0.44)	(0.52)	(0.49)	(0.50)
Net asset value, end of period	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[2]	5.45[3]	9.29[3]	17.99[3]	(0.73)	3.72[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$150	$123	$121	$99	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.97	1.08	1.20[4]	0.99
Expenses net of fee waivers	0.98	0.96	1.08	1.20[4]	0.99
Expenses net of fee waivers and credits	0.98	0.96	1.07	1.20[4]	0.98
Net investment income	3.29	3.82	5.22	5.53	5.08
Portfolio turnover (%)	85	105	87	109	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income1	0.26	0.32	0.44	0.42	0.42
Net realized and unrealized gain (loss) on investments	0.22	0.52	1.07	(0.58)	(0.14)
Total from investment operations	0.48	0.84	1.51	(0.16)	0.28
Less distributions
From net investment income	(0.33)	(0.37)	(0.45)	(0.42)	(0.42)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.34)	(0.37)	(0.45)	(0.42)	(0.42)
Net asset value, end of period	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)2	4.663	8.483	17.123	(1.47)	2.953

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$8	$8	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.72	1.83	1.954	1.74
Expenses net of fee waivers	1.73	1.71	1.83	1.954	1.74
Expenses net of fee waivers and credits	1.73	1.71	1.82	1.954	1.73
Net investment income	2.53	3.07	4.52	4.79	4.33
Portfolio turnover (%)	85	105	87	109	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

28	Investment Grade Bond Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income[1]	0.27	0.31	0.43	0.43	0.42
Net realized and unrealized gain (loss) on investments	0.21	0.53	1.08	(0.59)	(0.14)
Total from investment operations	0.48	0.84	1.51	(0.16)	0.28
Less distributions
From net investment income	(0.33)	(0.37)	(0.45)	(0.42)	(0.42)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.34)	(0.37)	(0.45)	(0.42)	(0.42)
Net asset value, end of period	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)[2]	4.67[3]	8.48[3]	17.13[3]	(1.47)	2.95[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$24	$21	$12	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.72	1.83	1.95[4]	1.73
Expenses net of fee waivers	1.73	1.71	1.83	1.95[4]	1.73
Expenses net of fee waivers and credits	1.73	1.71	1.82	1.95[4]	1.73
Net investment income	2.54	3.06	4.44	4.87	4.34
Portfolio turnover (%)	85	105	87	109	99

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS I SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67
Net investment income1	0.38	0.43	0.49	0.52	0.53
Net realized and unrealized gain (loss) on investments	0.21	0.52	1.13	(0.58)	(0.14)
Total from investment operations	0.59	0.95	1.62	(0.06)	0.39
Less distributions
From net investment income	(0.44)	(0.48)	(0.56)	(0.52)	(0.53)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.45)	(0.48)	(0.56)	(0.52)	(0.53)
Net asset value, end of period	$10.62	$10.48	$10.01	$8.95	$9.53
Total return (%)	5.812	9.712	18.45	(0.45)	4.08

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$3	$4	$2	—3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.60	0.68	1.124	0.63
Expenses net of fee waivers and credits	0.64	0.57	0.68	1.124	0.63
Net investment income	3.62	4.18	5.03	6.09	5.45
Portfolio turnover (%)	85	105	87	109	99

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Less than $500,000.
4 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Annual report | Investment Grade Bond Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

30	Investment Grade Bond Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$82,544,471	—	$82,544,471	—
Corporate Bonds	71,160,565	—	71,160,565	—
Municipal Bonds	2,291,427	—	2,291,427	—
Collateralized Mortgage
Obligations	30,866,059	—	30,866,059	—
Asset Backed Securities	8,541,827	—	7,881,604	$660,223
Foreign Government
Obligations	231,323	—	231,323	—
Capital Preferred Securities	3,150,942	—	3,150,942	—
Preferred Securities	716,776	$397,065	319,711	—
Short-Term Investments	4,000,000	—	4,000,000	—

Total Investments in
Securities	$203,503,390	$397,065	$202,446,102	$660,223

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Annual report | Investment Grade Bond Fund	31

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

32	Investment Grade Bond Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $92,136 that are the result of security transactions occurring after October 31, 2011, are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$7,166,321	$6,665,071
Long-Term Capital Gains	$210,425	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $825,159 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing

Annual report | Investment Grade Bond Fund	33

directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2012, the Fund used futures contracts to manage the duration of the portfolio. During the year ended May 31, 2012, the Fund held futures contracts with USD notional values ranging up to $5.7 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss) on	($168,804)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$29,117
	(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

34	Investment Grade Bond Fund | Annual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.385% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.98%, 1.73%, 1.73% and 0.67% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on September 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to October 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.57% for Class I shares and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged.

Accordingly, these fee waivers and/or expense reimbursements amounted to $32,104, $2,017, $7,355 and $1,444 for Class A, Class B, Class C and Class I shares, respectively, for the year ended May 31, 2012.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net annual effective rate of 0.38% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Annual report | Investment Grade Bond Fund	35

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $335,859 for the year ended May 31, 2012. Of this amount, $41,390 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $282,499 was paid as sales commissions to broker-dealers and $11,970 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $19,426 and $8,713 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$355,836	$289,699
Class B	90,857	18,479
Class C	309,938	63,442
Class I	—	9,798
Total	$756,631	$381,418

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

36	Investment Grade Bond Fund | Annual report

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,786,650	$60,513,358	2,394,134	$24,576,255
Distributions reinvested	477,107	4,989,118	431,806	4,453,982
Repurchased	(3,888,192)	(40,735,637)	(3,227,402)	(33,099,573)

Net increase (decrease)	2,375,565	$24,766,839	(401,462)	($4,069,336)

Class B shares

Sold	506,231	$5,287,673	254,667	$2,615,512
Distributions reinvested	20,984	219,463	19,313	199,189
Repurchased	(288,163)	(3,013,957)	(318,017)	(3,265,263)

Net increase (decrease)	239,052	$2,493,179	(44,037)	($450,562)

Class C shares

Sold	2,313,035	$24,131,837	1,082,044	$11,099,665
Distributions reinvested	64,428	673,781	52,201	538,459
Repurchased	(1,463,897)	(15,289,479)	(932,754)	(9,587,939)

Net increase	913,566	$9,516,139	201,491	$2,050,185

Class I shares

Sold	1,779,961	$18,606,631	464,708	$4,724,517
Distributions reinvested	27,843	291,187	12,562	129,459
Repurchased	(1,268,775)	(13,249,944)	(583,724)	(6,019,932)

Net increase (decrease)	539,029	$5,647,874	(106,454)	($1,165,956)

Net increase (decrease)	4,067,212	$42,424,031	(350,462)	($3,635,669)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $130,962,863 and $87,841,137, respectively, for the year ended May 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $72,968,009 and $70,936,864, respectively, for the year ended May 31, 2012.

Annual report | Investment Grade Bond Fund	37

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of
John Hancock Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Investment Grade Bond Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

38	Investment Grade Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

The Fund paid $210,425 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Investment Grade Bond Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

40	Investment Grade Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Investment Grade Bond Fund	41

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

42	Investment Grade Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Investment Grade Bond Fund	43

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Investment Grade Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	55A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

John Hancock
MUTUAL FUNDS

# John Hancock Government Income Fund

**Annual Report**
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12

Class A	0.78	5.09	4.29	0.78	28.17	52.24	2.98	2.80

Class B	–0.25	4.94	4.13	–0.25	27.27	49.92	2.25	2.18

Class C	3.86	5.29	4.00	3.86	29.43	48.00	2.26	2.18

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A shares and 9-30-12 for Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.98	1.81	1.81
Gross (%)	1.12	1.87	1.87

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Government Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	5-31-02	$14,992	$14,992	$17,139

Class C2	5-31-02	14,800	14,800	17,139

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Annual report | Government Income Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

U.S. Treasuries rewarded investors with strong gains for the 12 months ended May 31, 2012, as sovereign debt problems in Europe and slowing economic growth in the U.S. triggered an investor flight to safety. However, the period was a volatile one for government bonds. As macroeconomic concerns mounted during the summer of 2011, Treasury yields fell and bond prices rose. In the late fall and first quarter of 2012, the U.S. economic outlook improved, the inflation indicators steadily declined and jobs numbers began to pick up. Treasury yields rose and bond prices fell. The sector rebounded in the spring, as fears of a sovereign debt default in Greece, mounting fiscal issues in Spain and Portugal and slowing U.S. economic growth again drove investors toward safe havens. The 10-year Treasury yield ended the period at 1.56%, down from 3.06% a year earlier. For the 12-month period, Treasuries generated the strongest returns in the fixed-income market, beating the –0.41% result of the S&P 500 Index.

John Hancock Government Income Fund’s Class A shares returned 5.57%, excluding sales charges, for the year ended May 31, 2012. The Fund lagged the 8.31% return of its benchmark, the Barclays Capital U.S. Government Bond Index, which consists entirely of U.S. Treasuries and government agency bonds. With interest rates already nearing historic lows, we focused on adding to the income component of the Fund’s return. We did not think there was much room for price appreciation. As a result, the Fund had a very sizable underweight in U.S. Treasuries with exposure to other government sectors and a small stake in non-government securities. These allocations hurt relative performance, as Treasuries beat other fixed-income sectors. Within the Treasury and mortgage sectors, however, the Fund benefited from its bias toward longer-maturity securities, which beat shorter-maturity issues over the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness.

8	Government Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,030.10	$5.23

Class B	1,000.00	1,027.00	9.32

Class C	1,000.00	1,026.90	9.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Government Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,019.90	$5.20

Class B	1,000.00	1,015.80	9.27

Class C	1,000.00	1,015.80	9.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Government Income Fund | Annual report

Portfolio summary

Portfolio Composition[1]

U.S. Government Agency	69.3%	Asset-Backed Securities	2.6%

U.S. Government	10.7%	Corporate Bonds	0.5%

Collateralized Mortgage Obligations	8.4%	Short-Term Investments & Other	2.6%

U.S. Government Agency
Collateralized Mortgage Obligations	5.9%

Quality Composition[1,2]

U.S. Government Agency	69.3%	A	3.0%

U.S. Government	10.7%	BBB	0.3%

U.S. Government Agency		BB	0.6%
Collateralized Mortgage Obligations	5.9%
		B	1.6%
AAA	3.3%
		CCC & Below	1.4%
AA	1.3%
		Short-Term Investments & Other	2.6%

1 As a percentage of net assets on 5-31-12.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Government Income Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 80.0%				$293,875,234

(Cost $284,679,402)

U.S. Government 10.7%				39,178,558

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04-15-29	$1,639,184	2,686,085

U.S. Treasury
Bond	3.500	02-15-39	3,000,000	3,545,625
Bond	3.750	08-15-41	9,500,000	11,698,357
Note	1.750	05-15-22	12,745,000	12,956,083
Note	2.625	08-15-20	6,000,000	6,646,404
Strips, PO	2.911	11-15-30	2,625,000	1,646,004

U.S. Government Agency 69.3%				254,696,676

Federal Agricultural Mortgage Corp.
Note Trust 2007-1 (S)	5.125	04-19-17	8,610,000	10,207,198

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000	07-01-24	8,836,573	9,317,777
15 Yr Pass Thru	5.500	10-01-19	454,037	495,188
30 Yr Pass Thru (P)	2.398	09-01-41	23,427,612	24,354,225
30 Yr Pass Thru	3.500	05-01-42	7,000,000	7,360,179
30 Yr Pass Thru	4.000	01-01-40	46,265	49,088
30 Yr Pass Thru	4.000	08-01-40	8,572,073	9,095,154
30 Yr Pass Thru	5.000	04-01-41	1,588,749	1,719,380
30 Yr Pass Thru	6.500	04-01-39	1,385,106	1,551,003
30 Yr Pass Thru	6.500	09-01-39	1,911,905	2,140,897

Federal National Mortgage Association
30 Yr Pass Thru (P)	3.530	07-01-39	1,682,424	1,755,601
30 Yr Pass Thru	4.000	12-01-40	10,915,646	11,807,724
30 Yr Pass Thru	4.000	02-01-41	4,047,036	4,347,426
30 Yr Pass Thru	4.000	09-01-41	7,043,235	7,618,841
30 Yr Pass Thru	4.000	09-01-41	2,859,078	3,094,522
30 Yr Pass Thru	4.000	09-01-41	5,699,856	6,126,489
30 Yr Pass Thru	4.000	10-01-41	4,841,676	5,219,204
30 Yr Pass Thru	4.000	11-01-41	4,837,414	5,154,142
30 Yr Pass Thru	4.000	12-01-41	4,206,351	4,523,824
30 Yr Pass Thru	4.000	01-01-42	3,033,719	3,238,039
30 Yr Pass Thru	4.000	01-01-42	3,722,340	3,973,038
30 Yr Pass Thru (P)	4.272	05-01-34	3,766,380	3,954,395
30 Yr Pass Thru	4.500	06-01-41	12,758,933	13,877,574
30 Yr Pass Thru	4.500	07-01-41	9,327,578	10,145,374
30 Yr Pass Thru	4.500	01-01-42	10,348,620	11,268,872
30 Yr Pass Thru	4.500	02-01-42	8,377,272	9,012,270
30 Yr Pass Thru (P)	4.952	04-01-48	521,521	564,170
30 Yr Pass Thru	5.000	11-01-33	4,965,092	5,383,033
30 Yr Pass Thru	5.000	09-01-40	3,255,448	3,539,143
30 Yr Pass Thru	5.000	09-01-40	9,623,265	10,446,844

12	Government Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	10-01-40	$4,510,115	$5,014,491
30 Yr Pass Thru	5.000	04-01-41	899,587	1,000,190
30 Yr Pass Thru	5.000	05-01-41	23,069,371	25,101,369
30 Yr Pass Thru	5.500	09-01-34	4,387,757	4,812,659
30 Yr Pass Thru	5.500	06-01-37	3,931,657	4,319,763
30 Yr Pass Thru	5.500	08-01-37	5,492,867	6,025,644
30 Yr Pass Thru	6.000	01-01-36	2,902,932	3,212,447
30 Yr Pass Thru	6.000	05-01-37	2,488,869	2,744,904
30 Yr Pass Thru	6.000	06-01-40	7,948,708	8,744,049
30 Yr Pass Thru	6.500	06-01-39	2,104,872	2,370,544

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	9,814	10,002

Corporate Bonds 0.5%				$1,838,497

(Cost $1,677,604)

Telecommunication Services 0.5%				1,838,497

Crown Castle Towers LLC (S)	6.113	01-15-20	760,000	888,640

GTP Towers Issuer LLC (S)	4.436	02-15-15	910,000	949,857

Collateralized Mortgage Obligations 14.3%				$52,686,434

(Cost $49,914,877)

Commercial & Residential 8.4%				30,865,430

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,365,000	1,435,576

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	6.006	12-10-49	2,245,000	2,582,706

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.191	08-19-34	1,144,669	1,079,086

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09-25-35	1,143,020	1,045,927

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.002	08-19-45	5,053,420	247,117
Series 2005-2, Class IX IO	2.182	05-19-35	19,387,693	1,090,558

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.024	10-25-36	14,001,937	902,285
Series 2005-AR18, Class 2X IO	1.679	10-25-36	13,572,966	635,079

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	1,435,000	1,514,902
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,220,104

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,770,000	1,867,338
Series 2006-C4, Class A4 (P)	5.870	06-15-38	1,720,000	1,942,539
Series 2007-C2, Class A3	5.430	02-15-40	2,125,000	2,326,308

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.532	10-25-36	1,184,931	1,077,396

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	900,000	934,436
Series 2007-IQ13, Class A4	5.364	03-15-44	2,025,000	2,253,388
Series 2008-HQ8, Class AM (P)	5.468	03-12-44	1,645,000	1,731,739

See notes to financial statements	Annual report | Government Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.890	03-25-44	$1,146,416	$1,064,972

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	555,000	575,675
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	370,000	362,795

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.363	11-25-34	16,829,258	748,549
Series 2005-AR1, Class X IO	1.446	01-25-45	26,725,990	1,303,365
Series 2005-AR2, Class X IO	1.556	01-25-45	18,365,671	991,241

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.591	04-25-35	1,029,360	932,349

U.S. Government Agency 5.9%				21,821,004

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	882,591	123,509
Series 3623, Class LI IO	4.500	01-15-25	864,684	63,822
Series 3630, Class BI IO	4.000	05-15-27	534,728	22,725
Series 3699, Class MI IO	4.500	01-15-38	2,680,044	369,478
Series 3747, Class HI IO	4.500	07-15-37	6,050,866	721,926
Series 3794, Class PI IO	4.500	02-15-38	1,430,066	156,956
Series 3833, Class LI IO	1.993	10-15-40	7,025,544	469,351
Series 4008, Class Z	4.000	02-15-42	622,177	637,528
Series 4027, Class TA	3.500	07-15-41	2,364,960	2,474,113
Series 4030, Class BI IO	5.000	01-15-42	1,117,935	209,020
Series K017, Class X1 IO	1.460	12-25-21	2,870,959	295,881
Series K706, Class X1 IO	1.595	10-25-18	9,951,160	851,531
Series K707, Class X1 IO	1.560	12-25-18	3,373,942	287,828
Series K708, Class X1 IO	1.513	01-25-19	8,045,000	658,121

Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	2,738,007	3,025,417
Series 2009-109, Class IW IO	4.500	04-25-38	1,275,070	113,194
Series 2009-47, Class EI IO	5.000	08-25-19	1,187,674	108,660
Series 2009-50, Class GI IO	5.000	05-25-39	2,379,369	262,056
Series 2009-78, Class IB IO	5.000	06-25-39	3,028,434	325,147
Series 2010-14, Class AI IO	4.000	08-25-27	1,469,636	70,000
Series 2010-25, Class NI IO	5.000	03-25-25	4,206,415	383,771
Series 2010-3, Class LI IO	5.000	02-25-25	11,306,726	984,298
Series 2010-36, Class BI IO	4.000	03-25-28	1,561,928	82,106
Series 2010-68, Class CI IO	5.000	11-25-38	1,810,255	207,930
Series 2011-146, Class MA	3.500	08-25-41	1,804,717	1,879,134
Series 2012-19, Class JA	3.500	03-25-41	2,751,812	2,874,270
Series 2012-21, Class IQ IO	4.500	09-25-41	2,256,615	427,540
Series 3908, Class PA	4.000	06-15-39	1,039,385	1,125,942
Series 398, Class C3 IO	4.500	05-25-39	1,690,172	187,207
Series 401, Class C2 IO	4.500	06-25-39	1,176,752	127,832
Series 402, Class 3 IO	4.000	11-25-39	1,553,082	186,730
Series 402, Class 4 IO	4.000	10-25-39	2,649,173	288,723
Series 402, Class 7 IO	4.500	11-25-39	2,254,091	271,367
Series 407, Class 15 IO	5.000	01-25-40	1,722,707	273,900
Series 407, Class 16 IO	5.000	01-25-40	398,083	51,974
Series 407, Class 17 IO	5.000	01-25-40	357,883	53,331
Series 407, Class 21 IO	5.000	01-25-39	1,408,559	164,065
Series 407, Class 7 IO	5.000	03-25-41	1,335,552	234,564
Series 407, Class 8 IO	5.000	03-25-41	633,659	97,783
Series 407, Class C6 IO	5.500	01-25-40	2,778,120	480,612

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	2,330,992	191,662

14	Government Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities 2.6%				$9,391,845

(Cost $9,538,252)

Asset Backed Securities 2.6%				9,391,845

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.599	09-25-34	$606,997	548,753

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.659	03-25-35	665,958	520,393

Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.439	01-25-36	906,985	736,663

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.589	02-28-41	594,004	519,129

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.479	07-25-36	854,201	690,041

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.689	05-25-35	615,000	555,071
Series 2006-NC4, Class A5 (P)	0.299	10-25-36	269,692	174,082

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.419	06-25-36	1,115,029	919,487

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.719	11-25-35	645,000	551,767

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.689	03-25-35	547,000	395,145

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.319	03-25-35	1,155,000	1,099,938

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.869	02-25-35	1,170,000	1,010,225
Series 2005-WCH1, Class M2 (P)	0.759	01-25-36	1,174,549	1,090,688

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.819	01-25-35	660,000	580,463

		Maturity
	Yield (%)*	date	Par value	Value

Short-Term Investments 6.9%				$25,350,000

(Cost $25,350,000)

U.S. Government & Agency Obligations 6.8%				25,000,000

Federal Home Loan Bank Discount Notes	0.010	06-01-12	$25,000,000	25,000,000

Repurchase Agreement 0.1%				350,000

Repurchase Agreement with State Street Corp.
dated 5-31-12 at 0.010% to be repurchased
at $350,000 on 6-1-12, collateralized by
$355,000 U.S. Treasury Note, 1.000%
due 7-15-13 (valued at $359,387,
including interest)			350,000	350,000

Total investments (Cost $371,160,135)† 104.3%				$383,142,010

Other assets and liabilities, net (4.3%)				($15,766,615)

Total net assets 100.0%				$367,375,395

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Government Income Fund	15

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security — Principal Tranche of Stripped Security. Rate shown is the annualized yield on date of purchase.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $371,810,240. Net unrealized appreciation aggregated $11,331,770, of which $15,407,477 related to appreciated investment securities and $4,075,707 related to depreciated investment securities.

16	Government Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $371,160,135)	$383,142,010
Cash	49,042
Receivable for delayed delivery securities sold	8,929,406
Receivable for fund shares sold	536,398
Interest receivable	1,757,436
Receivable due from adviser	2,251
Other receivables and prepaid expenses	91,876

Total assets	394,508,419

Liabilities

Payable for investments purchased	660,150
Payable for delayed delivery securities purchased	25,621,784
Payable for fund shares repurchased	527,388
Distributions payable	126,957
Payable to affiliates
Accounting and legal services fees	9,102
Transfer agent fees	61,891
Distribution and service fees	29,107
Trustees’ fees	48,400
Other liabilities and accrued expenses	48,245

Total liabilities	27,133,024

Net assets

Paid-in capital	$369,226,813
Undistributed net investment income	115,132
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(13,948,425)
Net unrealized appreciation (depreciation) on investments	11,981,875

Net assets	$367,375,395

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($320,287,696 ÷ 32,240,187 shares)	$9.93
Class B ($12,359,291 ÷ 1,244,480 shares)[1]	$9.93
Class C ($34,728,408 ÷ 3,495,539 shares)[1]	$9.94

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.40

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Government Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$11,100,586
Securities lending	24,943

Total investment income	11,125,529

Expenses

Investment management fees	2,178,043
Distribution and service fees	1,242,310
Accounting and legal services fees	72,912
Transfer agent fees	735,006
Trustees’ fees	25,584
State registration fees	47,910
Printing and postage	40,349
Professional fees	55,499
Custodian fees	51,219
Registration and filing fees	20,069
Other	19,691

Total expenses	4,488,592
Less expense reductions	(311,830)

Net expenses	4,176,762

Net investment income	6,948,767

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,851,907
Investments in affiliated issuers	(2,529)
Capital gain distributions received from affiliated underlying funds	855
Futures contracts	885,471
Foreign currency transactions	3,071
9,738,775
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,579,421
Investments in affiliated issuers	(1,646)
Futures contracts	(12,844)

2,564,931

Net realized and unrealized gain	12,303,706

Increase in net assets from operations	$19,252,473

18	Government Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$6,948,767	$8,576,246
Net realized gain	9,738,775	7,700,128
Change in net unrealized appreciation (depreciation)	2,564,931	2,104,603

Increase in net assets resulting from operations	19,252,473	18,380,977

Distributions to shareholders
From net investment income
Class A	(9,116,686)	(10,172,751)
Class B	(254,791)	(329,609)
Class C	(694,098)	(755,187)

Total distributions	(10,065,575)	(11,257,547)

From Fund share transactions	11,702,900	(36,930,171)

Total increase (decrease)	20,889,798	(29,806,741)

Net assets

Beginning of year	346,485,597	376,292,338

End of year	$367,375,395	$346,485,597

Undistributed net investment income	$115,132	$400,777

See notes to financial statements	Annual report | Government Income Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.19	$9.09	$8.87
Net investment income[1]	0.20	0.23	0.30	0.33	0.41
Net realized and unrealized gain on investments	0.33	0.26	0.34	0.13	0.23
Total from investment operations	0.53	0.49	0.64	0.46	0.64
Less distributions
From net investment income	(0.28)	(0.30)	(0.34)	(0.36)	(0.42)
Net asset value, end of period	$9.93	$9.68	$9.49	$9.19	$9.09
Total return (%)[2,3]	5.57	5.25	7.08	5.15	7.30

Ratios and supplemental data

Net assets, end of period (in millions)	$320	$309	$327	$337	$322
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.12	1.13	1.21[4]	1.10
Expenses net of fee waivers	1.06	1.07	1.09	1.16[4]	1.04
Expenses net of fee waivers and credits	1.06	1.07	1.08	1.16[4]	1.04
Net investment income	2.02	2.41	3.22	3.70	4.53
Portfolio turnover (%)	95	83	91	157	154

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.18	$9.09	$8.87
Net investment income[1]	0.12	0.16	0.23	0.26	0.34
Net realized and unrealized gain on investments	0.34	0.26	0.35	0.12	0.23
Total from investment operations	0.46	0.42	0.58	0.38	0.57
Less distributions
From net investment income	(0.21)	(0.23)	(0.27)	(0.29)	(0.35)
Net asset value, end of period	$9.93	$9.68	$9.49	$9.18	$9.09
Total return (%)[2,3]	4.75	4.47	6.39	4.25	6.51

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$11	$15	$21	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.87	1.88	1.97[4]	1.86
Expenses net of fee waivers	1.84	1.82	1.84	1.92[4]	1.80
Expenses net of fee waivers and credits	1.84	1.82	1.83	1.92[4]	1.79
Net investment income	1.23	1.65	2.48	2.90	3.79
Portfolio turnover (%)	95	83	91	157	154

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Government Income Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.18	$9.09	$8.86
Net investment income[1]	0.12	0.16	0.23	0.25	0.34
Net realized and unrealized gain on investments	0.35	0.26	0.35	0.13	0.24
Total from investment operations	0.47	0.42	0.58	0.38	0.58
Less distributions
From net investment income	(0.21)	(0.23)	(0.27)	(0.29)	(0.35)
Net asset value, end of period	$9.94	$9.68	$9.49	$9.18	$9.09
Total return (%)[2,3]	4.86	4.47	6.41	4.25	6.51

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$26	$34	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.87	1.87	2.00[4]	1.85
Expenses net of fee waivers	1.84	1.82	1.84	1.93[4]	1.79
Expenses net of fee waivers and credits	1.84	1.82	1.83	1.93[4]	1.79
Net investment income	1.24	1.65	2.46	2.79	3.75
Portfolio turnover (%)	95	83	91	157	154

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Government Income Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Government Income Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as

22	Government Income Fund | Annual report

determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Annual report | Government Income Fund	23

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

24	Government Income Fund | Annual report

For federal income tax purposes, the Fund has a capital loss carryforward of $12,960,159 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2014	2015	2018

$6,465,024	$6,462,038	$33,097

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and 2011 was as follows: ordinary income of $10,065,575 and $11,257,547, respectively.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $275,940 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to amortization and accretion on debt securities and straddle loss deferrals.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be

Annual report | Government Income Fund	25

closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2012, the Fund used futures contracts to manage the duration of the portfolio. During the year ended May 31, 2012, the Fund held futures contracts with USD notional values ranging up to $25.8 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate	Net realized gain (loss) on	$885,471
contracts

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate	Change in unrealized	($12,844)
contracts	appreciation
(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

26	Government Income Fund | Annual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $700,000,000 and (c) 0.430% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees. Prior to April 1, 2012, the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $300,000,000, (c) 0.480% of the next $400,000,000, (d) 0.450% of the next $1,000,000,000 and (e) 0.430% of the Fund’s average daily net assets in excess of $2,000,000,000.

The Adviser has contractually agreed to limit the maximum annual management fee to 0.53% of the Fund’s average daily net assets. The current expense limitation agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to February 13, 2012, the above limitation was 0.55% of the Fund’s average daily net assets. Accordingly, the fee waivers and/or expense reduction related to the management fee limitation amounted to $210,534 for the year ended May 31, 2012.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.98%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. The fee waivers and/or expense reimbursements will expire on September 30, 2012 for Class B and Class C shares, and September 30, 2013 for Class A shares unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to February 13, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.09% for Class A shares and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged. These expense reductions amounted to $101,028, $0 and $268 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2012.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net annual effective rate of 0.52% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Annual report | Government Income Fund	27

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $314,076 for the year ended May 31, 2012. Of this amount $34,335 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $224,055 was paid as sales commissions to broker-dealers and $55,686 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $33,225 and $10,066 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$791,454	$642,897
Class B	121,614	24,787
Class C	329,242	67,322

Total	$1,242,310	$735,006

28	Government Income Fund | Annual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,920,729	$58,073,336	4,506,463	$43,274,408
Distributions reinvested	783,970	7,689,044	843,428	8,094,884
Repurchased	(6,431,039)	(63,014,742)	(7,901,162)	(75,725,123)

Net increase (decrease)	273,660	$2,747,638	(2,551,271)	($24,355,831)

Class B shares

Sold	536,036	$5,267,500	326,525	$3,138,523
Distributions reinvested	18,404	180,486	23,636	226,743
Repurchased	(455,884)	(4,469,519)	(818,335)	(7,836,663)

Net increase (decrease)	98,556	$978,467	(468,174)	($4,471,397)

Class C shares

Sold	2,260,708	$22,173,452	1,050,565	$10,073,172
Distributions reinvested	44,948	441,056	47,444	455,379
Repurchased	(1,493,153)	(14,637,713)	(1,946,587)	(18,631,494)

Net increase (decrease)	812,503	$7,976,795	(848,578)	($8,102,943)

Net increase (decrease)	1,184,719	$11,702,900	(3,868,023)	($36,930,171)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $266,908,393 and $194,053,090, respectively, for the year ended May 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $85,941,345 and $138,567,026, respectively, for the year ended May 31, 2012.

Annual report | Government Income Fund	29

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of
John Hancock Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Government Income Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

30	Government Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Government Income Fund	31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

32	Government Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Government Income Fund	33

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

34	Government Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Government Income Fund	35

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Government Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	56A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

John Hancock
MUTUAL FUNDS

John Hancock
# High Yield Fund

**Annual Report**
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge			with maximum sales charge			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12

Class A	–12.52	–1.46	5.82	–12.52	–7.10	76.06	5.98

Class B	–13.34	–1.54	5.65	–13.34	–7.49	73.23	5.51

Class C	–9.88	–1.29	5.52	–9.88	–6.28	71.07	5.51

Class I1,2	–8.26	–0.29	6.64	–8.26	–1.42	90.28	6.61

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.02	1.77	1.77	0.67

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	5-31-02	$17,323	$17,323	$23,329

Class C3	5-31-02	17,107	17,107	23,329

Class I2	5-31-02	19,028	19,028	23,329

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Bank of America Merrill Lynch US High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 The inception date for Class I shares is 8-27-07. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

2 For certain types of investors as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Annual report | High Yield Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Early in the period, Arthur Calavritinos ceased serving as a portfolio manager for John Hancock High Yield Fund. Portfolio managers John F. Iles, Joseph E. Rizzo and Dennis F. McCafferty, CFA, continue to manage the Fund.

The 12 months ended May 31, 2012 represented an extremely volatile period for high-yield bonds, as macroeconomic concerns dominated trading and led to a series of “risk-on/risk-off” market moves. Uncertain economic and market conditions limited demand for high-yield bonds early in the fiscal year. But surging demand for risk assets in the first quarter of 2012 saw new bond issuance exceed that of the previous two quarters combined, according to Bloomberg. Mirroring the volatility in the high-yield market, the spread, or difference in yield, between Treasury and high-yield debt first widened from around 500 to about 770 basis points (a basis point equals 0.01%, so 770 basis points equals 7.70%) by November, before ultimately finishing May at about 685 basis points.

In that environment, John Hancock High Yield Fund’s Class A shares returned –8.33%, excluding sales charges, trailing its benchmark index, the Bank of America Merrill Lynch US High Yield Master II Index, which returned 3.34% and Morningstar, Inc.’s high-yield bond fund category, which returned an average 2.05%. The leading detractors on an absolute basis from Fund performance were stakes in big auto manufacturers Ford Motor Company and General Motors Company and stakes in auto-related companies like battery maker Exide Technologies and parts manufacturer Lear Corp. Among the top individual detractors for the year was XM Satellite Radio, Inc., whose subscriber growth is tied to auto sales. In addition, the stock is caught up in a takeover battle with Liberty Media Corp. At the other end of the spectrum, several of the leading contributors to Fund returns were stakes in airline holdings, which benefited from declining energy prices (a major cost input) at the same time they were enjoying rising travel volumes and ticket prices.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The Fund may not be appropriate for all investors. Stocks and other equities have generally outperformed other asset classes over the long term, but may fluctuate more dramatically over the short term. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

8	High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,111.50	$5.65

Class B	1,000.00	1,107.40	9.59

Class C	1,000.00	1,110.90	9.60

Class I	1,000.00	1,113.70	3.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,019.70	$5.40

Class B	1,000.00	1,015.90	9.17

Class C	1,000.00	1,015.90	9.17

Class I	1,000.00	1,021.40	3.64

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.07%, 1.82%, 1.82% and 0.72% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	High Yield Fund | Annual report

Portfolio summary

Top 10 Issuers (46.8% of Net Assets on 5-31-12)[1,2]

Greektown Superholdings, Inc.	7.4%	American Pacific Corp.	4.2%

Mohegan Tribal Gaming Authority	6.9%	Clear Channel Communications, Inc.	3.9%

XM Satellite Radio, Inc.	6.6%	Ford Motor Company	3.3%

Canadian Satellite Radio Holdings, Inc.	4.7%	iStar Financial, Inc.	2.7%

Continental Airlines Finance Trust II	4.4%	Rain CII Carbon LLC	2.7%

Sector Composition[1,3]

Consumer Discretionary	51.3%	Energy	1.4%

Financials	12.2%	Utilities	0.7%

Industrials	10.2%	Information Technology	0.5%

Materials	9.7%	Collateralized Mortgage Obligations	0.4%

Telecommunication Services	2.9%	Asset-Backed Securities	0.3%

Health Care	1.6%	Short-Term Investments & Other	7.3%

Consumer Staples	1.5%

Quality Composition[1,4]

BBB	3.3%

BB	4.2%

B	22.6%

CCC & Below	35.7%

Not Rated	2.7%

Equity	8.1%

Preferred Securities	16.1%

Short-Term Investments & Other	7.3%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The Fund may not be appropriate for all investors. Stocks and other equities have generally outperformed other asset classes over the long term, but may fluctuate more dramatically over the short term. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | High Yield Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 49.6%			$299,117,937

(Cost $339,703,107)

Consumer Discretionary 26.4%				159,140,178

Auto Components 2.8%

Exide Technologies	8.625	02-01-18	16,261,000	12,033,140

Tenneco, Inc.	6.875	12-15-20	1,570,000	1,668,125

The Goodyear Tire & Rubber Company	7.000	05-15-22	880,000	862,400

Tower Automotive Holdings USA LLC (S)	10.625	09-01-17	1,420,000	1,494,550

Visteon Corp.	6.750	04-15-19	1,136,000	1,131,740

Hotels, Restaurants & Leisure 13.7%

AMG Management (H)	—	11-01-15	5,878,773	2,469,085

CCM Merger, Inc. (S)	9.125	05-01-19	3,225,000	3,225,000

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	22,920,000	14,325

Greektown Superholdings, Inc. (V)	13.000	07-01-15	15,688,000	17,099,920

Indianapolis Downs LLC & Capital Corp.,
PIK (H)(S)	15.500	11-01-13	726,488	36,324

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	11,391,000	10,365,810

Marina District Finance Company, Inc.	9.500	10-15-15	1,400,000	1,326,500

Mashantucket Western Pequot Tribe (H)(S)	5.912	09-01-21	1,470,000	731,913

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	41,605,000	3,120,375

MGM Resorts International	7.625	01-15-17	1,665,000	1,683,731

Mohegan Tribal Gaming Authority (S)	10.500	12-15-16	21,015,000	19,228,725

Mohegan Tribal Gaming Authority (S)	11.000	09-15-18	21,125,000	15,104,375

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	6,945,000	7,257,525

Waterford Gaming LLC (S)	8.625	09-15-14	1,540,177	886,302

Household Durables 2.3%

Beazer Homes USA, Inc.	9.125	06-15-18	2,555,000	2,133,425

Beazer Homes USA, Inc.	9.125	05-15-19	7,285,000	6,046,550

Meritage Homes Corp. (S)	7.000	04-01-22	2,265,000	2,298,975

Standard Pacific Corp.	8.375	01-15-21	3,100,000	3,317,000

Media 6.4%

Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09-10-14	9,855,000	9,541,560

Canadian Satellite Radio Holdings, Inc. (CAD) (D)	9.750	06-21-18	12,025,000	12,424,635

Clear Channel Communications, Inc., PIK	11.000	08-01-16	19,624,012	12,559,368

DISH DBS Corp.	7.875	09-01-19	1,400,000	1,557,500

WMG Acquisition Corp.	11.500	10-01-18	2,395,000	2,550,675

12	High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Textiles, Apparel & Luxury Goods 1.2%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	4,180,000	$4,315,850

PVH Corp.	7.375	05-15-20	2,430,000	2,654,775

Consumer Staples 1.3%				8,155,500

Food & Staples Retailing 0.5%

Rite Aid Corp. (S)	9.250	03-15-20	3,300,000	3,168,000

Household Products 0.8%

Reynolds Group Issuer, Inc. (S)	9.875	08-15-19	5,000,000	4,987,500

Energy 1.3%				7,633,070

Energy Equipment & Services 0.1%

Gulfmark Offshore, Inc. (S)	6.375	03-15-22	525,000	527,625

Oil, Gas & Consumable Fuels 1.2%

Arch Coal, Inc. (S)	7.250	06-15-21	3,448,000	2,939,420

Linn Energy LLC (S)	6.250	11-01-19	1,630,000	1,552,575

Peabody Energy Corp. (S)	6.250	11-15-21	2,620,000	2,613,450

Financials 3.5%				20,865,813

Commercial Banks 0.9%

CIT Group, Inc. (S)	7.000	05-02-17	2,934,292	2,930,624

Regions Bank	6.450	06-26-37	2,425,000	2,382,563

Diversified Financial Services 0.3%

Nationstar Mortgage	10.875	04-01-15	1,500,000	1,620,000

Real Estate Investment Trusts 0.2%

iStar Financial, Inc. (S)	9.000	06-01-17	1,206,000	1,163,790

Real Estate Management & Development 2.1%

Realogy Corp.	11.500	04-15-17	1,420,000	1,256,700

Realogy Corp.	12.000	04-15-17	10,863,092	9,613,836

Realogy Corp.	13.375	04-15-18	2,315,000	1,898,300

Health Care 1.2%				7,534,447

Health Care Providers & Services 0.6%

Community Health Systems, Inc.	8.875	07-15-15	137,000	140,511

LifePoint Hospitals, Inc.	6.625	10-01-20	145,000	151,888

National Mentor Holdings, Inc. (S)	12.500	02-15-18	3,520,000	3,449,600

Pharmaceuticals 0.6%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,805,000	1,845,613

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	1,863,000	1,946,835

Industrials 2.9%				17,377,737

Aerospace & Defense 0.2%

Colt Defense LLC	8.750	11-15-17	1,979,000	1,152,768

Airlines 1.3%

KLM Royal Dutch Airlines NV (2.125% to
2-12-15, coupon reset every 10 years by
company) (CHF) (D)(Q)	2.125	02-12-15	1,680,000	476,491

US Airways 1998-1C Pass Through Trust	6.820	01-30-14	4,997,327	4,472,608

US Airways 2012-1 Class C Pass Through Trust	9.125	10-01-15	3,020,000	3,042,650

Machinery 0.1%

Mcron Finance Sub LLC (S)	8.375	05-15-19	567,000	558,495

See notes to financial statements	Annual report | High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Road & Rail 1.1%

Swift Services Holdings, Inc.	10.000	11-15-18	5,140,000	$5,525,500

Western Express, Inc. (S)	12.500	04-15-15	1,765,000	908,975

Trading Companies & Distributors 0.2%

UR Financing Escrow Corp. (S)	7.375	05-15-20	1,210,000	1,240,250

Information Technology 0.1%				779,100

Electronic Equipment, Instruments & Components 0.1%

CDW LLC	8.000	12-15-18	735,000	779,100

Materials 9.3%				56,235,300

Chemicals 4.6%

American Pacific Corp.	9.000	02-01-15	25,565,000	25,437,175

LyondellBasell Industries NV (S)	5.750	04-15-24	2,155,000	2,208,875

Construction Materials 0.1%

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	515,000	502,517

Containers & Packaging 0.2%

ARD Finance SA, PIK (S)	11.125	06-01-18	1,760,000	1,654,400

Metals & Mining 4.1%

Edgen Murray Corp.	12.250	01-15-15	2,405,000	2,459,113

FMG Resources August 2006 Pty, Ltd. (S)	6.875	02-01-18	2,630,000	2,583,975

FMG Resources August 2006 Pty, Ltd. (S)	7.000	11-01-15	1,975,000	1,975,000

Rain CII Carbon LLC (S)	8.000	12-01-18	15,471,000	16,167,195

Thompson Creek Metals Company, Inc.	7.375	06-01-18	1,820,000	1,501,500

Paper & Forest Products 0.3%

Sappi Papier Holding GmbH (S)	7.500	06-15-32	2,155,000	1,745,550

Telecommunication Services 2.9%				17,353,542

Diversified Telecommunication Services 1.9%

Intelsat Jackson Holdings SA	11.250	06-15-16	1,257,000	1,311,994

Intelsat Luxembourg SA	11.250	02-04-17	8,090,000	7,948,425

OTE PLC (EUR) (D)	4.625	05-20-16	650,000	438,111

OTE PLC (EUR) (D)	5.000	08-05-13	650,000	558,187

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	1,165,000	862,100

Wireless Telecommunication Services 1.0%

Digicel, Ltd. (S)	7.000	02-15-20	1,150,000	1,112,625

Nextel Communications, Inc.	7.375	08-01-15	5,240,000	5,122,100

Utilities 0.7%				4,043,250

Independent Power Producers & Energy Traders 0.7%

NRG Energy, Inc.	7.625	05-15-19	2,000,000	1,945,000

NRG Energy, Inc.	7.875	05-15-21	2,180,000	2,098,250

Convertible Bonds 13.2%				$79,535,780

(Cost $71,497,230)

Consumer Discretionary 11.0%				66,566,399

Automobiles 3.3%

Ford Motor Company	4.250	11-15-16	13,560,000	19,645,050

Hotels, Restaurants & Leisure 0.4%

MGM Resorts International	4.250	04-15-15	2,464,000	2,436,280

14	High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Household Durables 0.1%

The Ryland Group, Inc.	1.625	05-15-18	605,000	$612,563

Media 6.6%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	30,825,000	39,956,906

Multiline Retail 0.6%

Saks, Inc. (S)	7.500	12-01-13	2,080,000	3,915,600

Consumer Staples 0.2%				940,500

Tobacco 0.2%

Alliance One International, Inc.	5.500	07-15-14	1,045,000	940,500

Industrials 1.6%				9,403,050

Airlines 1.6%

United Continental Holdings, Inc.	6.000	10-15-29	1,205,000	3,596,925

US Airways Group, Inc.	7.250	05-15-14	1,950,000	5,806,125

Information Technology 0.4%				2,625,831

Internet Software & Services 0.4%

Equinix, Inc.	4.750	06-15-16	1,277,000	2,625,831

Foreign Government Obligations 0.0%				$216,000

(Cost $265,691)

Argentina 0.0%

City of Buenos Aires (S)	9.950	03-01-17	300,000	216,000

Term Loans (M) 4.8%				$29,084,617

(Cost $29,606,404)

Consumer Discretionary 2.4%				14,803,355

Media 2.4%

Clear Channel Communications, Inc.	3.889	01-28-16	14,108,962	10,984,828

Snowboard Acquisition Corp.	8.000	09-28-14	1,240,579	1,172,347

Snowboard Acquisition Corp.	8.000	09-29-14	1,102,737	1,042,086

Univision Communications, Inc.	4.489	03-31-17	1,750,000	1,604,094

Financials 2.0%				11,840,887

Diversified Financial Services 0.5%

Springleaf Finance Funding Company	5.500	05-10-17	3,000,000	2,753,751

Real Estate Investment Trusts 1.3%

iStar Financial, Inc.	7.000	06-30-14	7,895,000	7,871,970

Real Estate Management & Development 0.2%

Realogy Corp.	13.500	10-15-17	1,195,000	1,215,166

Health Care 0.4%				2,440,375
National Mentor Holdings, Inc.	7.000	02-09-17	2,468,766	2,440,375

Collateralized Mortgage Obligations 0.4%				$2,620,108

(Cost $1,871,978)

Commercial & Residential 0.4%				2,620,108

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05-19-47	136,921,133	855,757
Series 2007-4, Class ES IO	0.350	07-19-47	167,018,251	1,043,864
Series 2007-6, Class ES IO (S)	0.342	08-19-37	115,277,951	720,487

See notes to financial statements	Annual report | High Yield Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Asset-Backed Securities 0.3%				$1,862,234

(Cost $1,911,231)
Argent Securities, Inc. (P)	0.389	09-25-36	6,231,249	1,862,234

			Shares	Value

Common Stocks 5.4%				$32,272,511

(Cost $61,207,025)

Consumer Discretionary 4.0%				24,184,184

Auto Components 1.0%

Lear Corp.			154,711	6,165,233

Hotels, Restaurants & Leisure 0.3%

AMG Management (I)			1,632	0

Greektown Superholdings, Inc. (I)(V)			18,486	974,582

Trump Entertainment Resorts, Inc. (I)			382,151	764,302

Household Durables 0.4%

Beazer Homes USA, Inc. (I)			989,849	2,583,506

Media 2.3%

Canadian Satellite Radio Holdings, Inc. (I)			1,198,531	4,409,564

Canadian Satellite Radio Holdings, Inc., Class A (I)			506,171	1,862,274

Charter Communications, Inc., Class A (I)			97,509	6,113,814

Granite Broadcasting Corp. (I)			11,688	58

Liberty Media Corp. — Liberty Capital, Series A (I)			2,779	235,576

The Star Tribune Company (I)			43,011	1,075,275

Vertis Holdings, Inc. (I)			357,027	0

Energy 0.1%				676,566

Oil, Gas & Consumable Fuels 0.1%

Pacific Coast Oil Trust			40,200	676,566

Financials 0.2%				1,356,600

Commercial Banks 0.2%

Banco Santander SA, ADR			255,000	1,356,600

Industrials 1.0%				5,628,804

Airlines 0.7%

Delta Air Lines, Inc. (I)			324,658	3,928,362

Global Aviation Holdings, Inc. (I)			87,000	0

Commercial Services & Supplies 0.3%

Kaiser Group Holdings, Inc. (I)(V)			81,949	1,700,442

Machinery 0.0%

Glasstech, Inc., Class B (I)			4,430	0

Glasstech, Inc., Class C (I)			10	0

Materials 0.1%				426,357

Chemicals 0.1%

Applied Extrusion Technologies, Inc., Class A (I)(L)			51,082	425,328

Paper & Forest Products 0.0%

Resolute Forest Products (I)			91	1,029

16	High Yield Fund | Annual report	See notes to financial statements

	Shares	Value

Preferred Securities 16.1%		$97,009,125

(Cost $108,052,849)

Consumer Discretionary 4.7%		28,087,577

Auto Components 0.7%

Dana Holding Corp., 4.000% (S)	25,000	2,841,250

The Goodyear Tire & Rubber Company, 5.875%	35,415	1,436,078

Automobiles 1.4%

General Motors Company, Series B, 4.750%	228,673	8,396,873

Hotels, Restaurants & Leisure 2.0%

Greektown Superholdings, Inc., Series A (I)(V)	158,092	11,698,808

Household Durables 0.3%

Beazer Homes USA, Inc., 7.250%	62,786	816,846

Beazer Homes USA, Inc., 7.500%	62,786	998,297

Media 0.3%

Xanadoo Company, Series C (I)	345,350	1,899,425

Financials 6.5%		38,977,777

Commercial Banks 1.1%

Zions Bancorporation, 7.900%	241,326	6,342,047

Diversified Financial Services 3.4%

Bank of America Corp., Series L, 7.250%	11,095	10,362,730

Citigroup, Inc., 7.500%	118,283	9,945,235

Insurance 0.8%

Hartford Financial Services Group, Inc., 7.875%	192,005	4,986,370

Real Estate Investment Trusts 1.2%

iStar Financial, Inc., Series F, 7.800%	219,672	3,881,604

iStar Financial, Inc., Series G, 7.650%	199,182	3,459,791

Industrials 4.7%		28,474,396

Airlines 4.4%

Continental Airlines Finance Trust II, 6.000%	735,223	26,468,028

Machinery 0.3%

Glasstech, Inc., Series A (I)	144	143,613

Glasstech, Inc., Series B (I)	4,475	1,862,755

Glasstech, Inc., Series C (I)	11	0

Materials 0.2%		1,469,375

Metals & Mining 0.2%

Thompson Creek Metals Company, Inc., 6.500%	72,383	1,469,375

See notes to financial statements	Annual report | High Yield Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.1%				$249,339

(Cost $0)

Consumer Discretionary 0.0%				67,314
Adelphia Communications Corp. (A)(I)	9.875	—	5,985,000	44,888

Adelphia Communications Corp. (A)(I)	10.250	—	2,990,000	22,425

SuperMedia, Inc. (I)	8.000	11-15-16	68,145,000	1

Materials 0.1%				182,025
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	8,090,000	182,025

			Shares	Value

Warrants 2.8%				$16,605,777

(Cost $23,551,611)

Charter Communications, Inc., Class A
(Expiration Date: 11-30-14; Strike Price: $46.86) (I)			76,057	1,524,942

Charter Communications, Inc., Class A
(Expiration Date: 11-30-14; Strike Price: $51.28) (I)			5,586	95,018

Granite Broadcasting Corp., Class A
(Expiration Date: 6-4-12; Strike Price: $32.37) (I)			29,220	3

Greektown Superholdings, Inc. (A)(I)(V)			202,511	14,985,814

The Star Tribune Company
(Expiration Date: 9-28-13; Strike Price $151.23) (I)			15,943	0

		Yield (%)	Shares	Value

Securities Lending Collateral 0.0%				$46,361

(Cost $46,328)

John Hancock Collateral Investment Trust (W)		0.3309 (Y)	4,633	46,361

			Par value^	Value

Short-Term Investments 0.9%				$5,620,246

(Cost $5,620,246)

Repurchase Agreement 0.9%				5,620,246

Repurchase Agreement with State Street Corp. dated 5-31-12 at
0.010% to be repurchased at $5,620,248 on 6-1-12, collateralized by $5,690,000 Federal Home Loan Bank, 0.300% due 11-15-13
(valued at $5,690,759, including interest) and $38,900 U.S. Treasury
Notes, 3.750% due 8-15-41 (valued at $47,713, including interest)			5,620,246	5,620,246

Total investments (Cost $643,333,700)† 93.6%			$564,240,035

Other assets and liabilities, net 6.4%				$38,637,566

Total net assets 100.0%			$602,877,601

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

18	High Yield Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

Currency abbreviations
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro

ADR American Depositary Receipts

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Payment-in-kind

(A) Strike price and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income-producing — Issuer is in default.

(I) Non-income-producing security.

(L) A portion of this security is on loan as of 5-31-12.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $166,266,983 or 27.58% of the Fund’s net assets as of 5-31-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $640,106,275. Net unrealized depreciation aggregated $75,866,240, of which $42,340,538 related to appreciated investment securities and $118,206,778 related to depreciated investment securities.

See notes to financial statements	Annual report | High Yield Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $589,182,824) including
$34,715 of securities loaned	$519,434,550
Investments in affiliated issuers, at value (Cost $54,150,876)	44,805,485

Total investments, at value (Cost $643,333,700)	564,240,035
Cash	28,427,543
Foreign currency, at value (Cost $535,143)	516,335
Receivable for investments sold	2,579,157
Receivable for fund shares sold	819,996
Receivable for forward foreign currency exchange contracts	996,778
Dividends and interest receivable	10,980,435
Receivable for securities lending income	12
Other receivables and prepaid expenses	533,334

Total assets	609,093,625

Liabilities

Payable for investments purchased	2,839,983
Payable for fund shares repurchased	2,459,826
Payable upon return of securities loaned	46,287
Distributions payable	515,810
Payable to affiliates
Accounting and legal services fees	15,064
Transfer agent fees	107,136
Distribution and service fees	46,008
Trustees’ fees	69,871
Other liabilities and accrued expenses	116,039

Total liabilities	6,216,024

Net assets

Paid-in capital	$1,212,577,892
Undistributed net investment income	6,815,326
Accumulated net realized gain (loss) on investments, foreign currency
transactions and swap agreements	(538,789,110)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(77,726,507)

Net assets	$602,877,601

20	High Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($397,812,326 ÷ 116,428,612 shares)	$3.42
Class B ($53,432,134 ÷ 15,626,665 shares)[1]	$3.42
Class C ($131,232,059 ÷ 38,427,092 shares)[1]	$3.42
Class I ($20,401,082 ÷ 5,974,493 shares)	$3.41

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$3.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | High Yield Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest from unaffiliated issuers	$46,348,689
Interest from affiliated issuers	3,148,394
Dividends	3,818,356
Securities lending	181
Less foreign taxes withheld	(3,082)

Total investment income	53,312,538

Expenses

Investment management fees	3,606,095
Distribution and service fees	3,244,241
Accounting and legal services fees	122,563
Transfer agent fees	1,358,689
Trustees’ fees	67,845
State registration fees	100,668
Printing and postage	85,931
Professional fees	126,216
Custodian fees	146,572
Registration and filing fees	24,898
Other	29,567

Total expenses	8,913,285

Net investment income	44,399,253

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(191,094,490)
Investments in affiliated issuers	2,059,598
Swap contracts	(6,275,462)
Foreign currency transactions	253,921

(195,056,433)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	64,918,382
Investments in affiliated issuers	(5,281,108)
Swap contracts	1,366,863
Translation of assets and liabilities in foreign currencies	1,191,276

62,195,413

Net realized and unrealized loss	(132,861,020)

Decrease in net assets from operations	($88,461,767)

22	High Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$44,399,253	$70,252,206
Net realized loss	(195,056,433)	(132,924,970)
Change in net unrealized appreciation (depreciation)	62,195,413	236,254,037

Increase (decrease) in net assets resulting from operations	(88,461,767)	173,581,273

Distributions to shareholders
From net investment income
Class A	(26,634,483)	(57,501,843)
Class B	(3,193,232)	(7,368,968)
Class C	(7,729,768)	(17,188,343)
Class I	(1,933,126)	(4,977,348)

Total distributions	(39,490,609)	(87,036,502)

From Fund share transactions	(287,791,023)	(27,360,275)

Total increase (decrease)	(415,743,399)	59,184,496

Net assets

Beginning of year	1,018,621,000	959,436,504

End of year	$602,877,601	$1,018,621,000

Undistributed net investment income	$6,815,326	$4,387,958

See notes to financial statements	Annual report | High Yield Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.74
Net investment income[1]	0.23	0.26	0.30	0.41	0.38
Net realized and unrealized gain (loss) on investments	(0.57)	0.38	1.22	(2.05)	(1.21)
Total from investment operations	(0.34)	0.64	1.52	(1.64)	(0.83)
Less distributions
From net investment income	(0.20)	(0.32)	(0.34)	(0.44)	(0.37)
Net asset value, end of period	$3.42	$3.96	$3.64	$2.46	$4.54
Total return (%)[2]	(8.33)	18.42	64.42[3]	(35.84)	(15.07)

Ratios and supplemental data

Net assets, end of period (in millions)	$398	$650	$632	$383	$772
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.02	1.01	1.11[4]	0.95
Expenses net of fee waivers	1.07	1.02	0.99	1.11[4]	0.95
Expenses net of fee waivers and credits	1.07	1.02	0.98	1.11[4]	0.95
Net investment income	6.62	6.89	9.23	13.40	7.12
Portfolio turnover (%)	46	51	92	55	55

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.96	$3.63	$2.46	$4.54	$5.74
Net investment income[1]	0.20	0.24	0.27	0.39	0.34
Net realized and unrealized gain (loss) on investments	(0.56)	0.39	1.21	(2.06)	(1.21)
Total from investment operations	(0.36)	0.63	1.48	(1.67)	(0.87)
Less distributions
From net investment income	(0.18)	(0.30)	(0.31)	(0.41)	(0.33)
Net asset value, end of period	$3.42	$3.96	$3.63	$2.46	$4.54
Total return (%)[2]	(9.02)	17.85	62.82[3]	(36.32)	(15.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$89	$94	$71	$161
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.77	1.76	1.86[4]	1.70
Expenses net of fee waivers	1.82	1.77	1.74	1.86[4]	1.70
Expenses net of fee waivers and credits	1.82	1.77	1.73	1.86[4]	1.70
Net investment income	5.87	6.29	8.50	12.71	6.33
Portfolio turnover (%)	46	51	92	55	55

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

24	High Yield Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.74
Net investment income[1]	0.20	0.23	0.28	0.38	0.34
Net realized and unrealized gain (loss) on investments	(0.56)	0.39	1.21	(2.05)	(1.21)
Total from investment operations	(0.36)	0.62	1.49	(1.67)	(0.87)
Less distributions
From net investment income	(0.18)	(0.30)	(0.31)	(0.41)	(0.33)
Net asset value, end of period	$3.42	$3.96	$3.64	$2.46	$4.54
Total return (%)[2]	(9.02)	17.55	63.26[3]	(36.32)	(15.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$131	$219	$207	$120	$244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.77	1.76	1.86[4]	1.70
Expenses net of fee waivers	1.82	1.77	1.74	1.86[4]	1.70
Expenses net of fee waivers and credits	1.82	1.77	1.73	1.86[4]	1.70
Net investment income	5.87	6.13	8.47	12.59	6.39
Portfolio turnover (%)	46	51	92	55	55

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS I SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08[1]

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.42
Net investment income[2]	0.24	0.27	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.57)	0.39	1.21	(1.94)	(0.91)
Total from investment operations	(0.33)	0.66	1.53	(1.63)	(0.60)
Less distributions
From net investment income	(0.22)	(0.34)	(0.35)	(0.45)	(0.28)
Net asset value, end of period	$3.41	$3.96	$3.64	$2.46	$4.54
Total return (%)	(8.26)	18.85	64.98	(35.63)	(11.40)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$60	$26	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.64	0.66	0.87[4]	0.70[5]
Expenses net of fee waivers and credits	0.72	0.64	0.66	0.87[4]	0.70[5]
Net investment income	6.91	7.04	9.49	12.00	8.06[5]
Portfolio turnover (%)	46	51	92	55	55

1 Period from 8-27-07 (inception date) to 5-31-08.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Annualized.

See notes to financial statements	Annual report | High Yield Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Fund (the Fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund held securities that are valued on the basis of a price provided by a single pricing source, including broker dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the Fund. The percentage of single source only securities held by the Fund at May 31, 2012, amounted to 7.9% of net assets.

26	High Yield Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$299,117,937	—	$275,855,180	$23,262,757
Convertible Bonds	79,535,780	—	79,535,780	—
Foreign Government
Obligations	216,000	—	216,000	—
Term Loans	29,084,617	—	29,084,617	—
Collateralized Mortgage
Obligations	2,620,108	—	—	2,620,108
Asset-Backed Securities	1,862,234	—	1,862,234	—
Common Stocks	32,272,511	$29,032,966	1,075,275	2,164,270
Preferred Securities	97,009,125	52,095,246	29,309,278	15,604,601
Escrow Certificates	249,339	—	249,339	—
Warrants	16,605,777	1,619,960	—	14,985,817
Securities Lending Collateral	46,361	46,361	—	—
Short-Term Investments	5,620,246	—	5,620,246	—

Total Investments in
Securities	$564,240,035	$82,794,533	$422,807,949	$58,637,553
Other Financial
Instruments
Forward Foreign Currency
Contracts	$996,778	—	$996,778	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	COMMON	PREFERRED
	BONDS	OBLIGATIONS	STOCKS	SECURITIES	WARRANTS	TOTALS

Balance as of
5-31-11	$38,567,283	$1,043,055	$10,629,977	$8,017,257	—	$58,257,572
Realized gain (loss)	(23,833,446)	—	(7,316,655)	—	—	(31,150,101)
Change in unrealized
appreciation
(depreciation)	23,684,679	376,422	(1,852,676)	(6,481,822)	($3,051,841)	12,674,762
Purchases	6,804,418	13,328	—	—	—	6,817,746
Sales	(21,960,177)	(722,967)	(942,925)	(12,088)	—	(23,638,157)
Transfer into Level 3	—	1,910,270	1,646,549	14,081,254	18,037,658	35,675,731
Transfer out of
Level 3	—	—	—	—	—	—
Balance as of
5-31-12	$23,262,757	$2,620,108	$2,164,270	$15,604,601	$14,985,817	$58,637,553
Change in unrealized
at period end*	($2,504,633)	$376,422	($9,546,500)	($6,483,829)	($3,051,841)	($21,210,381)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Annual report | High Yield Fund	27

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

28	High Yield Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Annual report | High Yield Fund	29

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $418,790,934 available to offset future net realized capital gains as of May 31, 2012. Net capital losses of $123,225,601 that are the result of security transactions occurring after October 31, 2011 are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2013	2014	2017	2018	2019	SHORT-TERM	LONG-TERM

$16,601,696	$49,081,713	$5,139,278	$98,534,348	$104,329,868	—	$145,104,031

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$39,490,609	$87,036,502

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $8,373,519 of undistributed ordinary income.

30	High Yield Fund | Annual report

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, partnerships, derivative transactions, tender consent fees and expiration of capital loss carryforwards.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Annual report | High Yield Fund	31

During the year ended May 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2012. During the year ended May 31, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $18.2 million to $33.1 million, as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT
	COVERED BY	COVERED BY		SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	APPRECIATION

Sells
CAD	24,557,229	$24,709,687	Bank of	6-18-12	$942,186
			Nova Scotia
EUR	955,291	1,235,880	State Street Bank	6-18-12	54,592
			and Trust
		$25,945,567			$996,778

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The Fund used CDS as a Seller of protection during the year ended May 31, 2012 to take a long position in the exposure of the benchmark credit. During the year ended May 31, 2012, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $17 million as measured at each quarter end. At May 31, 2012, the Fund held no credit default swap contracts.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable for forward	Forward foreign	$996,778	—
contracts	foreign currency exchange	currency
	contracts	contracts

32	High Yield Fund | Annual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

	STATEMENT OF OPERATIONS	FOREIGN CURRENCY	SWAP
RISK	LOCATION	TRANSACTIONS*	CONTRACTS	TOTAL

Foreign exchange	Net realized gain (loss)	$126,646	—	$126,646
contracts
Credit contracts	Net realized gain (loss)	—	($6,275,462)	($6,275,462)
Total		$126,646	($6,275,462)	($6,148,816)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

		TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	AND LIABILITIES IN	SWAP
RISK	LOCATION	FOREIGN CURRENCIES*	CONTRACTS	TOTAL

Foreign exchange	Change in net	$1,239,210	—	$1,239,210
contracts	unrealized appreciation
	(depreciation)
Credit contracts	Change in net	—	$1,366,863	$1,366,863
	unrealized appreciation
	(depreciation)
Total		$1,239,210	$1,366,863	$2,606,073

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. Effective June 1, 2012, the Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $350,000,000, (d) 0.4750% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management

Annual report | High Yield Fund	33

a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Prior to June 1, 2012, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $2,350,000,000, (d) 0.4750% of the next $2,500,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $5,000,000,000.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.52% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $454,094 for the year ended May 31, 2012. Of this amount, $52,026 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $385,853 was paid as sales commissions to broker-dealers and $16,215 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $247,514 and $37,068 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of

34	High Yield Fund | Annual report

payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,125,572	$903,319
Class B	619,990	124,349
Class C	1,498,679	300,193
Class I	—	30,828
Total	$3,244,241	$1,358,689

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and May 31, 2011 were as follows:

		Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	40,068,257	$135,217,587	68,653,068	$261,924,209
Distributions reinvested	6,100,528	20,843,651	10,559,185	40,279,389
Repurchased	(93,929,988)	(328,696,701)	(88,786,369)	(339,587,269)

Net decrease	(47,761,203)	($172,635,463)	(9,574,116)	($37,383,671)

Class B shares

Sold	1,557,258	$5,315,982	4,457,297	$16,955,651
Distributions reinvested	640,819	2,184,022	1,052,918	4,014,781
Repurchased	(9,071,267)	(31,619,694)	(8,940,410)	(34,430,474)

Net decrease	(6,873,190)	($24,119,690)	(3,430,195)	($13,460,042)

Class C shares

Sold	4,283,840	$14,654,940	13,767,882	$52,514,720
Distributions reinvested	1,678,951	5,727,600	2,762,981	10,526,203
Repurchased	(23,016,434)	(80,248,136)	(17,888,735)	(68,874,053)

Net decrease	(17,053,643)	($59,865,596)	(1,357,872)	($5,833,130)

Class I shares

Sold	10,378,498	$34,853,255	24,600,895	$93,785,769
Distributions reinvested	426,952	1,474,695	902,430	3,472,192
Repurchased	(20,032,124)	(67,498,224)	(17,542,958)	(67,941,393)

Net increase (decrease)	(9,226,674)	($31,170,274)	7,960,367	$29,316,568

Net decrease	(80,914,710)	($287,791,023)	(6,401,816)	($27,360,275)

Annual report | High Yield Fund	35

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $310,582,983 and $625,299,315, respectively, for the year ended May 31, 2012.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended May 31, 2012 is set forth below:

	BEGINNING	ENDING
	SHARE/PAR	SHARE/PAR	REALIZED	INTEREST	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings,
Inc. — common stock
Bought: none
Sold: none	18,486	18,486	—	—	$974,582

Greektown Superholdings,
Inc. — corporate bonds
Bought: none
Sold: $22,250,000	$37,938,000	$15,688,000	$2,059,555	$3,148,394	$17,099,920

Greektown Superholdings,
Inc. — preferred securities
Bought: none
Sold: none	158,092	158,092	—	—	$11,698,808

Greektown Superholdings,
Inc. — warrants
Bought: none
Sold: none	202,511	202,511	—	—	$14,985,814

Kaiser Group Holdings, Inc.
Bought: none
Sold: none	81,949	81,949	—	—	$1,700,422

36	High Yield Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and
Shareholders of John Hancock High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | High Yield Fund	37

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

38	High Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | High Yield Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

40	High Yield Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | High Yield Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

42	High Yield Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | High Yield Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	57A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Government Income Fund	$33,424	$29,220

John Hancock High Yield Fund	48,117	40,864

John Hancock Investment Grade Bond Fund	32,790	28,377

Total	$114,331	$98,461

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock Government Income Fund	$784	$347

John Hancock High Yield Fund	784	347

John Hancock Investment Grade Bond Fund	784	347

Total	$2,352	$1,041

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Government Income Fund	$2,333	$2,222

John Hancock High Yield Fund	2,619	2,494

John Hancock Investment Grade Bond Fund	2,474	2,356

Total	$7,426	$7,072

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock Government Income Fund	$200	$182

John Hancock High Yield Fund	200	182

John Hancock Investment Grade Bond Fund	200	182

Total	$600	$546

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock Bond Trust	$3,339,272	$1,916,216

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012